[JOHN HANCOCK(R) LOGO]
----------------------
  JOHN HANCOCK FUNDS

                                                       John Hancock Equity Funds

                                        CLASS A, CLASS B, AND CLASS C SHARES

                                                               Balanced Fund

                                                          Classic Value Fund

                                                            Core Equity Fund

                                                         Focused Equity Fund

                                                          Growth Trends Fund

                                                       Large Cap Equity Fund

                                                       Large Cap Select Fund

                                                         Mid Cap Equity Fund

                                                         Mid Cap Growth Fund

                                                       Multi Cap Growth Fund

                                                              Small Cap Fund

                                                       Small Cap Equity Fund

                                              Small Cap Intrinsic Value Fund

                                                    Sovereign Investors Fund

                                             U.S. Global Leaders Growth Fund

--------------------------------------------------------------------------------

Prospectus
3.1.2006

as revised 8.1.2006
--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

    JOHN HANCOCK EQUITY FUNDS
    ----------------------------------------------------------------------------
    Balanced Fund                                                              4
    Classic Value Fund                                                         6
    Core Equity Fund                                                           8
    Focused Equity Fund                                                       10
    Growth Trends Fund                                                        12
    Large Cap Equity Fund                                                     14
    Large Cap Select Fund                                                     16
    Mid Cap Equity Fund                                                       18
    Mid Cap Growth Fund                                                       20
    Multi Cap Growth Fund                                                     22
    Small Cap Fund                                                            24
    Small Cap Equity Fund                                                     26
    Small Cap Intrinsic Value Fund                                            28
    Sovereign Investors Fund                                                  30
    U.S. Global Leaders Growth Fund                                           32

    YOUR ACCOUNT
    ----------------------------------------------------------------------------
    Choosing a share class                                                    34
    How sales charges are calculated                                          34
    Sales charge reductions and waivers                                       35
    Opening an account                                                        36
    Buying shares                                                             38
    Selling shares                                                            39
    Transaction policies                                                      41
    Dividends and account policies                                            43
    Additional investor services                                              44

    FUND DETAILS
    ----------------------------------------------------------------------------
    Business structure                                                        45
    Management biographies                                                    47
    Financial highlights                                                      49

    FOR MORE INFORMATION                                              BACK COVER
    ----------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Equity Funds

These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

Who may want to invest

These funds may be appropriate for investors who:

o     have longer time horizons;

o     want to diversify their portfolios;

o     are seeking funds for the equity portion of an asset allocation portfolio;

o are investing for retirement or other goals that are many years in the future.

Equity funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind;

o     are uncomfortable with an investment that may go up and down in value.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of March 31, 2006, managed approximately $29 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals

[LOGO]

Past performance

The fund's total return, measured year-by-year and over time

[LOGO]

Main risks

The major risk factors associated with the fund

[LOGO]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses

Balanced Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

With regard to the fund's equity securities, the managers look for companies that appear to be undervalued compared to their historical valuations relative to the market. The managers use fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The managers also consider an issuer's dividend-paying prospects and overall financial strength.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 4.66%
Best quarter: Q4 '98, 11.40%
Worst quarter: Q2 '02, -12.88%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

1996                                                                      12.13%
1997                                                                      20.79%
1998                                                                      14.01%
1999                                                                       3.89%
2000                                                                      -1.83%
2001                                                                      -5.23%
2002                                                                     -18.19%
2003                                                                      18.21%
2004                                                                       6.78%
2005                                                                      13.36%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-05
--------------------------------------------------------------------------------

                                                                                          Life of
                                                       1 year     5 years     10 years    Class C
-------------------------------------------------------------------------------------------------
Class A before tax                                      7.73%      1.05%        5.20%        --
-------------------------------------------------------------------------------------------------
Class A after tax on distributions                      6.67%      0.19%        3.71%        --
-------------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale           5.75%      0.41%        3.69%        --
-------------------------------------------------------------------------------------------------
Class B before tax                                      7.59%      1.02%        5.16%        --
-------------------------------------------------------------------------------------------------
Class C before tax (began 5-3-99)                      11.59%      1.39%          --       0.48%
-------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                             4.91%      0.54%        9.07%      0.32%
-------------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index            2.37%      6.11%        6.17%      6.12%
-------------------------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                     Class A         Class B    Class C
------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%            none       none
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is          none(2)          5.00%      1.00%
less
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Annual operating expenses                               Class A         Class B    Class C
------------------------------------------------------------------------------------------
Management fee                                          0.60%            0.60%      0.60%
------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                   0.30%            1.00%      1.00%
------------------------------------------------------------------------------------------
Other expenses                                          0.47%            0.47%      0.47%
------------------------------------------------------------------------------------------
Total fund operating expenses                           1.37%            2.07%      2.07%
------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------------------
Expenses                                          Year 1     Year 3    Year 5     Year 10
-----------------------------------------------------------------------------------------
Class A                                            $633       $912     $1,212      $2,064
-----------------------------------------------------------------------------------------
Class B with redemption                            $710       $949     $1,314      $2,221
-----------------------------------------------------------------------------------------
Class B without redemption                         $210       $649     $1,114      $2,221
-----------------------------------------------------------------------------------------
Class C with redemption                            $310       $649     $1,114      $2,400
-----------------------------------------------------------------------------------------
Class C without redemption                         $210       $649     $1,114      $2,400
-----------------------------------------------------------------------------------------

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffrey N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers

See page 47 for the management biographies.

FUND CODES

Class A      Ticker           SVBAX
             CUSIP            47803P104
             Newspaper        BalA
             SEC number       811-0560
             JH fund number   36

Class B      Ticker           SVBBX
             CUSIP            47803P203
             Newspaper        BalB
             SEC number       811-0560
             JH fund number   136

Class C      Ticker           SVBCX
             CUSIP            47803P708
             Newspaper        --
             SEC number       811-0560
             JH fund number   536

Classic Value Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $5.6 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o     cheap on the basis of current price to estimated normal level of earnings;

o     current earnings below normal levels;

o     a sound plan to restore earnings to normal;

o     a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 4.50%
Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 '98, -21.97%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1997    24.57%
1998    -5.67%
1999     0.29%
2000    35.88%
2001    13.07%
2002    -6.37%
2003    36.25%
2004    14.28%
2005     8.81%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-05
--------------------------------------------------------------------------------

                                                                      Life of    Life of     Life of
                                                 1 year   5 years     Class A    Class B     Class C
----------------------------------------------------------------------------------------------------
Class A before tax (began 6-24-96)                3.38%    11.24%      12.30%        --          --
----------------------------------------------------------------------------------------------------
Class A after tax on distributions                2.99%    10.75%      11.48%        --          --
----------------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale     2.39%     9.56%      10.48%        --          --
----------------------------------------------------------------------------------------------------
Class B before tax (began 11-11-02)               2.99%       --          --      19.28%         --
----------------------------------------------------------------------------------------------------
Class C before tax (began 11-11-02)               6.99%       --          --         --       19.93%
----------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                       4.91%     0.54%       8.49%     13.98%      13.98%
----------------------------------------------------------------------------------------------------
Russell 1000 Value Index                          7.05%     5.28%      10.72%     17.79%      17.79%
----------------------------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

---------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A    Class B    Class C
---------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a %
   of purchase price                                             5.00%       none       none
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
   sale price, whichever is less                                none(2)     5.00%      1.00%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A    Class B    Class C
---------------------------------------------------------------------------------------------
Management fee                                                   0.84%      0.84%      0.84%
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                            0.25%      1.00%      1.00%
---------------------------------------------------------------------------------------------
Other expenses                                                   0.27%      0.27%      0.27%
---------------------------------------------------------------------------------------------
Total fund operating expenses                                    1.36%      2.11%      2.11%
---------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)       0.04%      0.04%      0.04%
---------------------------------------------------------------------------------------------
Net annual operating expenses                                    1.32%      2.07%      2.07%
---------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                            Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class A                              $628        $905       $1,204       $2,050
--------------------------------------------------------------------------------
Class B with redemption              $710        $957       $1,330       $2,247
--------------------------------------------------------------------------------
Class B without redemption           $210        $657       $1,130       $2,247
--------------------------------------------------------------------------------
Class C with redemption              $310        $657       $1,130       $2,438
--------------------------------------------------------------------------------
Class C without redemption           $210        $657       $1,130       $2,438

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

PORTFOLIO MANAGERS

Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

Antonio DeSpirito III
Joined fund team in 2006

Managers share investment strategy and decisions

See page 47 for the management biographies.

FUND CODES

Class A             Ticker                     PZFVX
                    CUSIP                      409902780
                    Newspaper                  ClassicValA
                    SEC number                 811-1677
                    JH fund number             38

Class B             Ticker                     JCVBX
                    CUSIP                      409902772
                    Newspaper                  ClassicValB
                    SEC number                 811-1677
                    JH fund number             138

Class C             Ticker                     JCVCX
                    CUSIP                      409902764
                    Newspaper                  --
                    SEC number                 811-1677
                    JH fund number             538

Core Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks, ADRs and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have improving fundamentals and attractive valuations. The subadviser's investment research team performs fundamental research, develops financial projections and monitors consensus-based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced;

o     improving fundamentals, meaning they show potential for strong growth.

The portfolio managers construct and manage the portfolio using the ranked list. This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 3.53%
Best quarter: Q4 '98, 24.17%
Worst quarter: Q3 '02, -16.89%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

------------------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
------------------------------------------------------------------------------------------------------
   1996      1997       1998       1999       2000      2001      2002       2003       2004     2005
  21.24%    29.19%     28.84%     12.37%     -7.75%   -10.87%    -22.85%    23.67%     8.76%     7.60%

-------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
-------------------------------------------------------------------------------------
                                                                              Life of
                                                1 year   5 years   10 years   Class C
-------------------------------------------------------------------------------------
Class A before tax                               2.24%    -1.11%     7.06%       --
-------------------------------------------------------------------------------------
Class A after tax on distributions               2.24%    -1.11%     6.64%       --
-------------------------------------------------------------------------------------
Class A after tax on distributions, with sale    1.45%    -0.94%     6.00%       --
-------------------------------------------------------------------------------------
Class B before tax                               1.85%    -1.19%     7.02%       --
-------------------------------------------------------------------------------------
Class C before tax (began 5-1-98)                5.86%    -0.80%       --      0.95%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Index                      4.91%     0.54%     9.07%     2.98%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
   as a % of purchase price                           5.00%     none       none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of
   purchase or sale price, whichever is less         none(2)    5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                        0.75%     0.75%     0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                 0.30%     1.00%     1.00%
--------------------------------------------------------------------------------
Other expenses                                        0.48%     0.48%     0.48%
--------------------------------------------------------------------------------
Total fund operating expenses                         1.53%     2.23%     2.23%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                      $648      $959     $1,292    $2,232
--------------------------------------------------------------------------------
Class B with redemption                      $726      $997     $1,395    $2,388
--------------------------------------------------------------------------------
Class B without redemption                   $226      $697     $1,195    $2,388
--------------------------------------------------------------------------------
Class C with redemption                      $326      $697     $1,195    $2,565
--------------------------------------------------------------------------------
Class C without redemption                   $226      $697     $1,195    $2,565

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Independence Investments LLC

Responsible for day-to-day investment
management

A subsidiary of Convergent Capital Management LLC

Founded in 1982

Supervised by the adviser

PORTFOLIO MANAGERS

John C. Forelli, CFA
Joined fund team in 2004

Jay C. Leu, CFA
Joined fund team in 2004

Managers share investment strategy and decisions

See page 47 for the management biographies.

FUND CODES

Class A               Ticker                       JHDCX
                      CUSIP                        409902707
                      Newspaper                    CoreEqA
                      SEC number                   811-1677
                      JH fund number               25

Class B               Ticker                       JHIDX
                      CUSIP                        409902806
                      Newspaper                    CoreEqB
                      SEC number                   811-1677
                      JH fund number               125

Class C               Ticker                       JHCEX
                      CUSIP                        409902863
                      Newspaper                    CoreEqC
                      SEC number                   811-1677
                      JH fund number               525

Focused Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of U.S. and foreign companies. Equity securities include common and preferred stocks and their equivalents. Under normal market conditions, the fund invests primarily in medium-capitalization companies (companies in the capitalization range of the Standard & Poor's MidCap 400 Index, which was $453.5 million to $15.5 billion as of March 31, 2006). The fund utilizes a focused investment strategy and will typically concentrate its investments in 45 to 65 companies. Because of this focused strategy, the fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 7.07%
Best quarter: Q4 '01, 43.84%
Worst quarter: Q3 '01, -46.35%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's MidCap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
            2001          2002            2003          2004         2005

           -0.33%        -47.39%         37.21%        11.25%       15.65%

----------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
----------------------------------------------------------------------------------------------
                                                                   Life of   Life of   Life of
                                                1 year   5 years   Class A   Class B   Class C
----------------------------------------------------------------------------------------------
Class A before tax (began 11-1-00)               9.87%    -2.53%    -4.39%       --        --
----------------------------------------------------------------------------------------------
Class A after tax on distributions               9.87%    -2.53%    -4.39%       --        --
----------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale    6.41%    -2.13%    -3.68%       --        --
----------------------------------------------------------------------------------------------
Class B before tax (began 11-1-00)               9.81%    -2.60%       --     -4.28%       --
----------------------------------------------------------------------------------------------
Class C before tax (began 11-1-00)              13.98%    -2.20%       --        --     -4.09%
----------------------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index              12.55%     8.62%     8.22%     8.22%     8.22%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

-------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                           Class A   Class B   Class C
-------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                         5.00%     none      none
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less           none(2)      5.00%     1.00%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Annual operating expenses                                     Class A   Class B   Class C
-------------------------------------------------------------------------------------------
Management fee                                                   0.85%     0.85%     0.85%
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                            0.30%     1.00%     1.00%
-------------------------------------------------------------------------------------------
Other expenses                                                   1.32%     1.32%     1.32%
-------------------------------------------------------------------------------------------
Total fund operating expenses                                    2.47%     3.17%     3.17%
-------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-28-07)       0.97%     0.97%     0.97%
-------------------------------------------------------------------------------------------
Net annual operating expenses                                    1.50%     2.20%     2.20%
-------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------------
Expenses                                    Year 1   Year 3   Year 5   Year 10
-------------------------------------------------------------------------------
Class A                                       $645   $1,143   $1,667    $3,096
-------------------------------------------------------------------------------
Class B with redemption                       $723   $1,187   $1,775    $3,247
-------------------------------------------------------------------------------
Class B without redemption                    $223   $  887   $1,575    $3,247
-------------------------------------------------------------------------------
Class C with redemption                       $323   $  887   $1,575    $3,409
-------------------------------------------------------------------------------
Class C without redemption                    $223   $  887   $1,575    $3,409

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Joined fund team in 2002

Alan E. Norton, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 47 for the management biographies.

FUND CODES

Class A     Ticker             JFVAX
            CUSIP              478032790
            Newspaper          --
            SEC number         811-3392
            JH fund number     61

Class B     Ticker             JFVBX
            CUSIP              478032774
            Newspaper          --
            SEC number         811-3392
            JH fund number     161

Class C     Ticker             JFVCX
            CUSIP              478032766
            Newspaper          --
            SEC number         811-3392
            JH fund number     561

Growth Trends Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests approximately 1/3 of assets in equity securities (including common and preferred stocks and their equivalents) of U.S. and foreign companies in each of the following sectors: financial services, health care and technology. Due to changes in market values, assets will be allocated as needed in order to attempt to achieve a 1/3 weighting in each sector. The fund attempts to concentrate its investments within each of the three sectors in 20 to 35 companies.

Companies in the financial services sector include banks, insurance companies, brokerage firms and financial holding companies. Healthcare companies include pharmaceutical, medical technology, managed care, biotechnology and biochemical research and development companies. Companies in the technology sector are typically in fields such as computer software and hardware, Internet services, telecommunications and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

The managers seek to identify companies positioned to benefit from economic and social trends. They use fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential, business changes and valuation.

The fund may invest in certain higher-risk securities, including investments in emerging market countries and securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities for defensive purposes. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 4.91%
Best quarter: Q2 '03, 18.93%
Worst quarter: Q1 '01, -23.27%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                           2001     2002    2003    2004   2005
--------------------------------------------------------------------------------
                                         -26.89%  -31.42%  30.61%   5.56%  7.24%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-05
--------------------------------------------------------------------------------

                                                                   Life of   Life of   Life of
                                                1 year   5 years   Class A   Class B   Class C
-----------------------------------------------------------------------------------------------
Class A before tax (began 9-22-00)               1.88%    -6.76%     -8.66%       --        --
-----------------------------------------------------------------------------------------------
Class A after tax on distributions               1.88%    -6.78%     -8.67%       --        --
-----------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale    1.22%    -5.63%     -7.13%       --        --
-----------------------------------------------------------------------------------------------
Class B before tax (began 9-22-00)               1.44%    -6.90%        --     -8.62%       --
-----------------------------------------------------------------------------------------------
Class C before tax (began 9-22-00)               5.44%    -6.53%        --        --     -8.44%
-----------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                      4.91%     0.54%     -1.18%    -1.18%    -1.18%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. It may fluctuate more widely than it would in a fund that is diversified across several sectors.

The fund's management strategy significantly influences performance, especially because this fund focuses on a few sectors of the economy. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of financial services, healthcare and technology companies as a group may fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks or economic sectors.

Companies in each sector may face special risks. Falling or rising interest rates or deteriorating economic conditions could cause bank and financial service company stocks to suffer losses.

Healthcare companies are strongly affected by worldwide scientific or technological developments and changes in governmental policies.

Technology companies are subject to intense competition, making products quickly obsolete. Some technology companies are smaller and may have limited product lines and financial and managerial resources, making them more vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o     Certain derivatives could produce disproportionate losses.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability; these risks are more significant in emerging markets.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none     none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%    1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                           Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         1.00%     1.00%     1.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
--------------------------------------------------------------------------------
Other expenses                                         0.65%     0.65%     0.65%
--------------------------------------------------------------------------------
Total fund operating expenses                          1.95%     2.65%     2.65%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until
2-28-07)                                               0.30%     0.30%     0.30%
--------------------------------------------------------------------------------
Net annual operating expenses                          1.65%     2.35%     2.35%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A                         $659   $1,054   $1,473    $2,638
--------------------------------------------------------------------------------
Class B with redemption         $738   $1,095   $1,578    $2,791
--------------------------------------------------------------------------------
Class B without redemption      $238   $  795   $1,378    $2,791
--------------------------------------------------------------------------------
Class C with redemption         $338   $  795   $1,378    $2,961
--------------------------------------------------------------------------------
Class C without redemption      $238   $  795   $1,378    $2,961
--------------------------------------------------------------------------------

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER Supervised by the adviser

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

PORTFOLIO MANAGERS

FINANCIAL SERVICES -- James K. Schmidt, CFA
----------------------------------------------
Managed fund since it began in 2000

Lisa A. Welch
Joined fund team in 2000

Roger C. Hamilton
Joined fund team in 2006

Financial services portfolio managers share investment strategy and decisions.

HEALTHCARE -- Robert C. Junkin, CPA
--------------------------------------------------------------------------------
Joined fund team in 2005; Healthcare portfolio manager

TECHNOLOGY -- Thomas P. Norton, CFA
--------------------------------------------------------------------------------
Joined fund team in 2006; Technology portfolio manager

See page 47 for the management biographies.

FUND CODES

Class A      Ticker           JGTAX
             CUSIP            41014V109
             Newspaper        GTrendA
             SEC number       811-4079
             JH fund number   46

Class B      Ticker           JGTBX
             CUSIP            41014V208
             Newspaper        GTrendB
             SEC number       811-4079
             JH fund number   146

Class C      Ticker           JGTCX
             CUSIP            41014V307
             Newspaper        GTrendC
             SEC number       811-4079
             JH fund number   546

Large Cap Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $813.0 million to $387.4 billion as of March 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.

The fund may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 7.64%
Best quarter: Q4 '99, 31.65%
Worst quarter: Q3 `01, -24.00%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1996     1997    1998    1999    2000    2001    2002     2003    2004   2005

 22.21%  36.71%  15.94%  37.89%  -2.93%  -3.36%  -37.83%  23.29%  4.14%  16.26%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-05
--------------------------------------------------------------------------------

                                                                              Life of
                                                1 year   5 years   10 years   Class C
--------------------------------------------------------------------------------------
Class A before tax                              10.44%    -3.15%    8.24%          --
--------------------------------------------------------------------------------------
Class A after tax on distributions              10.44%    -3.49%    6.45%          --
--------------------------------------------------------------------------------------
Class A after tax on distributions, with sale    6.79%    -2.80%    6.42%          --
--------------------------------------------------------------------------------------
Class B before tax                              10.36%    -3.26%    8.16%          --
--------------------------------------------------------------------------------------
Class C before tax (began 5-1-98)               14.36%    -2.89%      --         1.82%
--------------------------------------------------------------------------------------
Standard & Poor's 500 Index                      4.91%     0.54%    9.07%        2.98%
--------------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise, and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is
less                                                  none(2)   5.00%      1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                        0.625%    0.625%    0.625%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                  0.25%     1.00%     1.00%
--------------------------------------------------------------------------------
Other expenses                                        0.435%    0.435%    0.435%
--------------------------------------------------------------------------------
Total fund operating expenses                          1.31%     2.06%     2.06%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                     Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                        $627     $894   $1,182    $2,000
--------------------------------------------------------------------------------
Class B with redemption                        $709     $946   $1,308    $2,197
--------------------------------------------------------------------------------
Class B without redemption                     $209     $646   $1,108    $2,197
--------------------------------------------------------------------------------
Class C with redemption                        $309     $646   $1,108    $2,390
--------------------------------------------------------------------------------
Class C without redemption                     $209     $646   $1,108    $2,390
--------------------------------------------------------------------------------

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2004
Analysis of specific issuers

Robert C. Junkin, CPA
Joined fund team in 2003
Analysis of specific issuers

See page 47 for the management biographies.

FUND CODES

Class A      Ticker           TAGRX
             CUSIP            41013P103
             Newspaper        LgCpEqA
             SEC number       811-0560
             JH fund number   50

Class B      Ticker           TSGWX
             CUSIP            41013P202
             Newspaper        LgCpEqB
             SEC number       811-0560
             JH fund number   150

Class C      Ticker           JHLVX
             CUSIP            41013P301
             Newspaper        LgCpEqC
             SEC number       811-0560
             JH fund number   550

Large Cap Select Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to August 22, 2003 reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund's predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the M.S.B. Fund, Inc. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 3.41%
Best quarter: Q4 '98, 22.56%
Worst quarter: Q3 '02, -12.82%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1996    1997    1998    1999   2000   2001     2002    2003    2004    2005

21.18%  28.88%  31.45%  5.79%  5.62%  -3.73%  -15.08%  17.15%  5.17%  -2.38%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-05
--------------------------------------------------------------------------------

                                                                              Life of   Life of
                                                1 year   5 years   10 years   Class B   Class C
------------------------------------------------------------------------------------------------
Class A before tax                               -7.26%   -1.35%     7.92%       --         --
------------------------------------------------------------------------------------------------
Class A after tax on distributions               -7.61%   -1.93%     6.51%       --         --
------------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale    -4.34%   -1.31%     6.34%       --         --
------------------------------------------------------------------------------------------------
Class B before tax (began 8-25-03)               -7.88%      --        --      3.25%        --
------------------------------------------------------------------------------------------------
Class C before tax (began 8-25-03)               -4.09%      --        --        --       4.46%
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                       4.91%    0.54%     9.07%    12.17%     12.17%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

----------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                          Class A   Class B   Class C
----------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                      5.00%     none      none
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less           none(2)   5.00%     1.00%
----------------------------------------------------------------------------------------
Annual operating expenses                                    Class A   Class B   Class C
----------------------------------------------------------------------------------------
Management fee                                                0.75%     0.75%     0.75%
----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                         0.25%     1.00%     1.00%
----------------------------------------------------------------------------------------
Other expenses                                                0.47%     0.47%     0.47%
----------------------------------------------------------------------------------------
Total fund operating expenses                                 1.47%     2.22%     2.22%
----------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)    0.11%     0.11%     0.11%
----------------------------------------------------------------------------------------
Net annual operating expenses                                 1.36%     2.11%     2.11%
----------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------
Expenses                                            Year 1    Year 3    Year 5   Year 10
----------------------------------------------------------------------------------------
Class A                                             $  632    $  929    $1,251   $ 2,159
----------------------------------------------------------------------------------------
Class B with redemption                             $  714    $  982    $1,378   $ 2,355
----------------------------------------------------------------------------------------
Class B without redemption                          $  214    $  682    $1,178   $ 2,355
----------------------------------------------------------------------------------------
Class C with redemption                             $  314    $  682    $1,178   $ 2,544
----------------------------------------------------------------------------------------
Class C without redemption                          $  214    $  682    $1,178   $ 2,544

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Shay Assets Management, Inc.

Responsible for day-to-day investment management

Founded in 1981

Supervised by the adviser

PORTFOLIO MANAGERS

John J. McCabe
Managed fund since 1991

Mark F. Trautman
Managed fund since 1993

Managers share investment strategy and decisions

See page 47 for the management biographies.

FUND CODES

Class A      Ticker               MSBFX
             CUSIP                409902749
             Newspaper            --
             SEC number           811-1677
             JH fund number       49

Class B      Ticker               JHLBX
             CUSIP                409902731
             Newspaper            --
             SEC number           811-1677
             JH fund number       149

Class C      Ticker               JHLCX
             CUSIP                409902723
             Newspaper            --
             SEC number           811-1677
             JH fund number       549

Mid Cap Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of medium-capitalization companies (companies in the capitalization range of the Standard & Poor's MidCap 400 Index, which was $453.5 million to $15.5 billion as of March 31, 2006). Equity securities include common and preferred stocks and their equivalents. The fund will primarily invest in securities of U.S. companies.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and attractive valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total return for Class C has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 6.99%
Best quarter: Q4 '04,
9.66% Worst quarter: Q3 '04, -1.52%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's MidCap 400 Index,
an unmanaged index of 400 domestic stocks of medium-sized companies.
--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                              2004     2005

                                                             12.06%   16.85%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-05
--------------------------------------------------------------------------------

                                                         Life of   Life of   Life of
                                                1 year   Class A   Class B   Class C
------------------------------------------------------------------------------------
Class A before tax (began 8-4-03)               10.98%    16.57%       --        --
------------------------------------------------------------------------------------
Class A after tax on distributions               8.85%    14.66%       --        --
------------------------------------------------------------------------------------
Class A after tax on distributions, with sale    9.73%    13.60%       --        --
------------------------------------------------------------------------------------
Class B before tax (began 8-4-03)               11.31%       --     17.53%       --
------------------------------------------------------------------------------------
Class C before tax (began 8-4-03)               15.31%       --        --     18.52%
------------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index              12.55%    19.89%    19.89%    19.89%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market causing the fund to underperform investments that focus either on small- or large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

----------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                          Class A   Class B   Class C
----------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                      5.00%     none      none
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less           none(2)   5.00%     1.00%

----------------------------------------------------------------------------------------
Annual operating expenses(3)                                 Class A   Class B   Class C
----------------------------------------------------------------------------------------
Management fee                                                0.80%     0.80%     0.80%
----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                         0.30%     1.00%     1.00%
----------------------------------------------------------------------------------------
Other expenses                                                2.12%     2.12%     2.12%
----------------------------------------------------------------------------------------
Total fund operating expenses                                 3.22%     3.92%     3.92%
----------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-28-07)    1.72%     1.72%     1.72%
----------------------------------------------------------------------------------------
Net annual operating expenses                                 1.50%     2.20%     2.20%
----------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------
Expenses                                            Year 1    Year 3    Year 5   Year 10
----------------------------------------------------------------------------------------
Class A                                             $645      $1,290    $1,957   $ 3,733
----------------------------------------------------------------------------------------
Class B with redemption                             $723      $1,338    $2,070   $ 3,879
----------------------------------------------------------------------------------------
Class B without redemption                          $223      $1,038    $1,870   $ 3,879
----------------------------------------------------------------------------------------
Class C with redemption                             $323      $1,038    $1,870   $ 4,031
----------------------------------------------------------------------------------------
Class C without redemption                          $223      $1,038    $1,870   $ 4,031
----------------------------------------------------------------------------------------

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

(3) Expense information in this table has been restated to reflect current fees.

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Managed fund since it began in 2003

Alan E. Norton, CFA
Managed fund since it began in 2003

Managers share portfolio management responsibilities

See page 47 for the management biographies.

FUND CODES

Class A      Ticker              --
             CUSIP               478032741
             Newspaper           --
             SEC number          811-3392
             JH fund number      81

Class B      Ticker              --
             CUSIP               478032733
             Newspaper           --
             SEC number          811-3392
             JH fund number      181

Class C      Ticker              --
             CUSIP               478032725
             Newspaper           --
             SEC number          811-3392
             JH fund number      581

Mid Cap Growth Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $952.4 million to $21.9 billion as of March 31, 2006).

In managing the portfolio, the manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager typically identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 11.25%
Best quarter: Q4 '99, 45.43%
Worst quarter: Q1 '01, -30.04%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1996   1997   1998    1999    2000     2001     2002     2003   2004    2005

29.05%  2.37%  6.53%  58.17%  -13.52%  -33.59%  -24.88%  34.88%  4.94%  11.82%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-05
--------------------------------------------------------------------------------

                                                                              Life of
                                                1 year   5 years   10 years   Class C
-------------------------------------------------------------------------------------
Class A before tax                               6.24%    -5.60%     3.74%       --
-------------------------------------------------------------------------------------
Class A after tax on distributions               6.24%    -5.60%     2.55%       --
-------------------------------------------------------------------------------------
Class A after tax on distributions, with sale    4.05%    -4.67%     2.67%       --
-------------------------------------------------------------------------------------
Class B before tax                               5.92%    -5.69%     3.68%       --
-------------------------------------------------------------------------------------
Class C before tax (began 6-1-98)                9.92%    -5.30%       --      0.56%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Index                      4.91%     0.54%     9.07%     3.36%
-------------------------------------------------------------------------------------
Russell Midcap Growth Index                     12.10%     1.38%     9.27%     6.09%
-------------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly.

In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                              5.00%     none      none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less   none(2)   5.00%     1.00%
--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                        0.80%     0.80%     0.80%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                 0.30%     1.00%     1.00%
--------------------------------------------------------------------------------
Other expenses                                        0.69%     0.69%     0.69%
--------------------------------------------------------------------------------
Total fund operating expenses                         1.79%     2.49%     2.49%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3   Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                      $673     $1,035   $1,421    $ 2,500
--------------------------------------------------------------------------------
Class B with redemption                      $752     $1,076   $1,526    $ 2,654
--------------------------------------------------------------------------------
Class B without redemption                   $252     $  776   $1,326    $ 2,654
--------------------------------------------------------------------------------
Class C with redemption                      $352     $  776   $1,326    $ 2,826
--------------------------------------------------------------------------------
Class C without redemption                   $252     $  776   $1,326    $ 2,826

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGER

Thomas P. Norton, CFA
Joined fund team in 2002

See page 47 for the management biographies.

FUND CODES

Class A      Ticker              SPOAX
             CUSIP               409906807
             Newspaper           MdCpGrA
             SEC number          811-4630
             JH fund number      39

Class B      Ticker              SPOBX
             CUSIP               409906880
             Newspaper           MdCpGrB
             SEC number          811-4630
             JH fund number      139

Class C      Ticker              SPOCX
             CUSIP               409906823
             Newspaper           --
             SEC number          811-4630
             JH fund number      539

Multi Cap Growth Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

In managing the portfolio, the management team focuses primarily on stocks, selecting companies that are expected to have above-average growth. In choosing individual securities, the manager uses fundamental financial analysis to identify companies with improving business fundamentals, such as revenue growth, profitability and improving cash flows. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equity securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2006 return as of 3-31-06: 10.37%
Best quarter: Q4 '01, 25.85%
Worst quarter: Q1 '01, -28.42%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index (an unmanaged index of the 1,000 largest-capitalization U.S. stocks).

Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small-capitalization stocks) with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

  2001     2002    2003    2004    2005

-23.89%  -25.53%  34.10%  14.23%  3.46%

----------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
----------------------------------------------------------------------------------------------
                                                                   Life of   Life of   Life of
                                                1 year   5 years   Class A   Class B   Class C
----------------------------------------------------------------------------------------------
Class A before tax (began 12-1-00)              -1.71%    -3.12%    -2.75%       --        --
----------------------------------------------------------------------------------------------
Class A after tax on distributions              -1.71%    -3.26%    -2.89%       --        --
----------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale   -1.11%    -2.72%    -2.41%       --        --
----------------------------------------------------------------------------------------------
Class B before tax (began 12-1-00)              -2.17%    -3.18%       --     -2.62%       --
----------------------------------------------------------------------------------------------
Class C before tax (began 12-1-00)               1.83%    -2.79%       --        --     -2.43%
----------------------------------------------------------------------------------------------
Russell 1000 Growth Index                        5.26%    -3.58%    -4.27%    -4.27%    -4.27%
----------------------------------------------------------------------------------------------
Russell 2000 Growth Index                        4.15%     2.28%     2.78%     2.78%     2.78%
----------------------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on growth stocks, which could underperform value stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small- and medium-size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

----------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                          Class A   Class B   Class C
----------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                      5.00%      none     none
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less           none(2)   5.00%     1.00%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Annual operating expenses                                    Class A   Class B   Class C
----------------------------------------------------------------------------------------
Management fee                                                0.75%     0.75%     0.75%
----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                         0.30%     1.00%     1.00%
----------------------------------------------------------------------------------------
Other expenses                                                1.35%     1.35%     1.35%
----------------------------------------------------------------------------------------
Total fund operating expenses                                 2.40%     3.10%     3.10%
----------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-28-07)    1.00%     1.00%     1.00%
----------------------------------------------------------------------------------------
Net annual operating expenses                                 1.40%     2.10%     2.10%
----------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------
Expenses                                            Year 1    Year 3    Year 5   Year 10
----------------------------------------------------------------------------------------
Class A                                              $635    $ 1,120   $ 1,630   $ 3,027
----------------------------------------------------------------------------------------
Class B with redemption                              $713    $ 1,163   $ 1,738   $ 3,178
----------------------------------------------------------------------------------------
Class B without redemption                           $213    $   863   $ 1,538   $ 3,178
----------------------------------------------------------------------------------------
Class C with redemption                              $313    $   863   $ 1,538   $ 3,342
----------------------------------------------------------------------------------------
Class C without redemption                           $213    $   863   $ 1,538   $ 3,342

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC
Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGER
Thomas P. Norton, CFA
Joined fund team in 2006

See page 47 for the management biographies.

FUND CODES

Class A      Ticker           JMGAX
             CUSIP            478032709
             Newspaper        --
             SEC number       811-3392
             JH fund number   10

Class B      Ticker           JMGBX
             CUSIP            478032808
             Newspaper        --
             SEC number       811-3392
             JH fund number   110

Class C      Ticker           JMGCX
             CUSIP            478032881
             Newspaper        --
             SEC number       811-3392
             JH fund number   510

Small Cap Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (which, for purposes of this fund, are those companies with market capitalizations under $2 billion, or market capitalizations within the range of market capitalization of the companies in the Russell 2000 Index or the Standard & Poor's Small Cap 600 Index).

In managing the portfolio, the portfolio managers select securities using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that they believe are likely to show improving fundamental prospects with an identifiable catalyst for change.

Such catalysts may include, but are not limited to, a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The portfolio managers attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The portfolio managers additionally narrow the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The fund may sell a security if, among other reasons, it reaches the target price set by the portfolio managers; the management team decides that the stock is statistically overvalued; or the portfolio managers believe earnings expectations or the fundamental outlook for the company have deteriorated.

The fund may purchase other types of securities that are not primary investment vehicles, such as U.S. dollar-denominated foreign securities and ADRs, certain exchange-traded funds ("ETFs") and certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to December 3, 2004, reflect the actual performance of the sole class of Independence Small Cap Portfolio, the fund's predecessor. On December 3, 2004, the fund acquired all of the assets of Independence Small Cap Portfolio, pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Independence Small Cap Portfolio. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results. For the periods prior to June 24, 2002, the performance shown represents the performance of the UAM Independence Small Cap Portfolio (the "UAM Portfolio"). On June 24, 2002, Independence Small Cap Portfolio acquired all of the assets of the UAM Portfolio, which had the same investment adviser and portfolio management team, identical investment objectives and strategies and substantially similar fees and expenses as Independence Small Cap Portfolio.

Class A, total returns
2006 return as of 3-31-06: 10.15%
Best quarter: Q2 '01, 25.55%
Worst quarter: Q3 '02, -16.97%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization companies.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

 1999   2000    2001     2002    2003    2004   2005

4.59%  16.43%  16.55%  -15.23%  34.62%  23.60%  4.29%

--------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
--------------------------------------------------------------------------------------------
                                                                 Life of   Life of   Life of
                                               1 year   5 years  Class A   Class B   Class C
--------------------------------------------------------------------------------------------
Class A before tax (began 12-16-98)            -0.92%   10.25%    11.25%      --        --
--------------------------------------------------------------------------------------------
Class A after tax on distributions             -0.99%    7.71%     9.33%      --        --
--------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale  -0.52%    7.70%     8.97%      --        --
--------------------------------------------------------------------------------------------
Class B before tax (began 12-6-04)             -1.48%      --        --     3.52%       --
--------------------------------------------------------------------------------------------
Class C before tax (began 12-6-04)              2.52%      --        --       --      7.25%
--------------------------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index           7.70%   10.77%    12.59%    9.24%*    9.24%*
--------------------------------------------------------------------------------------------
Russell 2000 Index                              4.55%    8.22%     9.47%    6.31%     6.31%
--------------------------------------------------------------------------------------------

*    For period 11-30-04 - 12-31-05.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies or the quantitative screening parameters do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

----------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                Class A   Class B   Class C
----------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                            5.00%      none      none
----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                 none(2)    5.00%     1.00%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Annual operating expenses                                          Class A   Class B   Class C
----------------------------------------------------------------------------------------------
Management fee                                                      0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                               0.30%     1.00%     1.00%
----------------------------------------------------------------------------------------------
Other expenses                                                      0.45%     0.45%     0.45%
----------------------------------------------------------------------------------------------
Total fund operating expenses                                       1.65%     2.35%     2.35%
----------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-28-07)          0.08%     0.08%     0.08%
----------------------------------------------------------------------------------------------
Net annual operating expenses                                       1.57%     2.27%     2.27%
----------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------------
Expenses                                                  Year 1    Year 3    Year 5   Year 10
----------------------------------------------------------------------------------------------
Class A                                                    $652    $   987   $ 1,345   $ 2,350
----------------------------------------------------------------------------------------------
Class B with redemption                                    $730    $ 1,026   $ 1,448   $ 2,506
----------------------------------------------------------------------------------------------
Class B without redemption                                 $230    $   726   $ 1,248   $ 2,506
----------------------------------------------------------------------------------------------
Class C with redemption                                    $330    $   726   $ 1,248   $ 2,680
----------------------------------------------------------------------------------------------
Class C without redemption                                 $230    $   726   $ 1,248   $ 2,680
----------------------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Independence Investments LLC

Responsible for day-to-day investment management

A subsidiary of Convergent Capital Management LLC

Founded in 1982

Supervised by the adviser

PORTFOLIO MANAGER

Charles S. Glovsky, CFA
Managed fund since 1998

See page 47 for the management biographies.

FUND CODES

Class A    Ticker             DSISX
           CUSIP              41014V802
           Newspaper          --
           SEC number         811-4079
           JH fund number     82

Class B    Ticker             DSBSX
           CUSIP              41014V885
           Newspaper          --
           SEC number         811-4079
           JH fund number     182

Class C    Ticker             DSCSX
           CUSIP              41014V877
           Newspaper          --
           SEC number         811-4079
           JH fund number     582

Small Cap Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $23.5 million to $5.4 billion as of March 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2006 return as of 3-31-06: 13.92%
Best quarter: Q4 '99, 47.75%
Worst quarter: Q3 '01, -33.72%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1996    1997     1998    1999    2000    2001    2002    2003    2004   2005

12.91%   25.25%  -2.10%  98.25%  -6.26%  10.97% -44.33%  48.91%  12.86%  8.23%

----------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
----------------------------------------------------------------------------------------------
                                                                                       Life of
                                                         1 year    5 years   10 years  Class C
----------------------------------------------------------------------------------------------
Class A before tax                                        2.80%      1.31%    10.63%      --
----------------------------------------------------------------------------------------------
Class A after tax on distributions                        2.80%      1.27%     9.35%      --
----------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale             1.82%      1.11%     8.61%      --
----------------------------------------------------------------------------------------------
Class B before tax                                        2.46%      1.26%    10.59%      --
----------------------------------------------------------------------------------------------
Class C before tax (began 5-1-98)                         6.46%      1.64%       --     7.68%
----------------------------------------------------------------------------------------------
Russell 2000 Index                                        4.55%      8.22%     9.26%    5.71%
----------------------------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index                     7.70%     10.77%    12.16%    8.28%
----------------------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

----------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                Class A   Class B   Class C
----------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                            5.00%      none      none
----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                 none(2)   5.00%     1.00%
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
Annual operating expenses                                          Class A   Class B   Class C
----------------------------------------------------------------------------------------------
Management fee                                                      0.70%     0.70%     0.70%
----------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                               0.30%     1.00%     1.00%
----------------------------------------------------------------------------------------------
Other expenses                                                      0.47%     0.47%     0.47%
----------------------------------------------------------------------------------------------
Total fund operating expenses                                       1.47%     2.17%     2.17%
----------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------------
Expenses                                                  Year 1    Year 3    Year 5   Year 10
----------------------------------------------------------------------------------------------
Class A                                                    $642      $942     $1,263    $2,170
----------------------------------------------------------------------------------------------
Class B with redemption                                    $720      $979     $1,364    $2,326
----------------------------------------------------------------------------------------------
Class B without redemption                                 $220      $679     $1,164    $2,326
----------------------------------------------------------------------------------------------
Class C with redemption                                    $320      $679     $1,164    $2,503
----------------------------------------------------------------------------------------------
Class C without redemption                                 $220      $679     $1,164    $2,503

(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS
Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 47 for the management biographies.

FUND CODES

Class A      Ticker           SPVAX
             CUSIP            409905700
             Newspaper        SmCpEqA
             SEC number       811-3999
             JH fund number   37

Class B      Ticker           SPVBX
             CUSIP            409905809
             Newspaper        SmCpEqB
             SEC number       811-3999
             JH fund number   137

Class C      Ticker           SPVCX
             CUSIP            409905882

             Newspaper        SmCpEqC
             SEC number       811-3999
             JH fund number   537

Small Cap Intrinsic Value Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $23.5 million to $5.4 billion as of March 31,
2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a value-oriented bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 35% of assets in foreign securities. The fund may invest up to 20% of assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investment that focus on medium- or large-capitalization stocks. Similarly, value stocks could underperform growth stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell its securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. Bond prices generally fall when interest rates rise and longer-maturity will increase volatility Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

-----------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                         Class A    Class B    Class C
-----------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                      5.00%       none       none
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less            none(2)    5.00%     1.00%

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Annual operating expenses(3)                                Class A    Class B    Class C
-----------------------------------------------------------------------------------------
Management fee                                                0.90%      0.90%      0.90%
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                         0.30%      1.00%      1.00%
-----------------------------------------------------------------------------------------
Other expenses                                                3.94%      3.94%      3.94%
-----------------------------------------------------------------------------------------
Total fund operating expenses                                 5.14%      5.84%      5.84%
-----------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)    3.39%      3.39%      3.39%
-----------------------------------------------------------------------------------------
Net annual operating expenses                                 1.75%      2.45%      2.45%
-----------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------------
Expenses                                     Year 1    Year 3     Year 5    Year 10
-----------------------------------------------------------------------------------
Class A                                        $669    $1,625     $2,635     $5,147
-----------------------------------------------------------------------------------
Class B with redemption                        $748    $1,684     $2,758     $5,281
-----------------------------------------------------------------------------------
Class B without redemption                     $248    $1,384     $2,558     $5,281
-----------------------------------------------------------------------------------
Class C with redemption                        $348    $1,384     $2,558     $5,409
-----------------------------------------------------------------------------------
Class C without redemption                     $248    $1,384     $2,558     $5,409
-----------------------------------------------------------------------------------

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

(3) Expense information in this table has been restated to reflect current fees.

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1992

Supervised by the adviser

PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Managed fund since it began in 2005

Timothy M. Malloy
Managed fund since it began in 2005

Managers share investment strategy decisions

See page 47 for the management biographies.

FUND CODES

Class A    Ticker             --
           CUSIP              41013P848
           Newspaper          --
           SEC number         811-0560
           JH fund number     64

Class B    Ticker             --
           CUSIP              41013P830
           Newspaper          --
           SEC number         811-0560
           JH fund number     164

Class C    Ticker             --
           CUSIP              41013P822
           Newspaper          --
           SEC number         811-0560
           JH fund number     564

Sovereign Investors Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2006, that range was $813.0 million to $387.4 billion.

At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 4.08%
Best quarter: Q4 '98, 15.56%
Worst quarter: Q3 '02, -13.87%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1996    1997    1998   1999     2000   2001    2002    2003     2004   2005

17.57%  29.14%  15.62%  5.91%   4.08%  -6.06%  -18.68%  19.55%   5.23%  2.28%

--------------------------------------------------------------------------------
Average annual total returns(including sales charge) for periods ending 12-31-05

-------------------------------------------------------------------------------

                                                                             Life of
                                                1 Year   5 Years  10 Years   Class C
------------------------------------------------------------------------------------
Class A before tax                              -2.84%    -1.36%     6.10%        --
------------------------------------------------------------------------------------
Class A after tax on distributions              -4.10%    -2.32%     4.54%        --
------------------------------------------------------------------------------------
Class A after tax on distributions, with sale   -0.57%    -1.51%     4.64%        --
------------------------------------------------------------------------------------
Class B before tax                              -3.17%    -1.37%     6.03%        --
------------------------------------------------------------------------------------
Class C before tax (began 5-1-98)                0.62%    -1.03%       --      1.07%
------------------------------------------------------------------------------------
Standard & Poor's 500 Index                      4.91%     0.54%     9.07%     2.98%
------------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

-----------------------------------------------------------------------------------
Shareholder transaction expenses(1)                   Class A    Class B    Class C
-----------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%      none       none
-----------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)   5.00%      1.00%
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Annual operating expenses                             Class A       Class B    Class C
--------------------------------------------------------------------------------------
Management fee                                          0.58%         0.58%      0.58%
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                   0.30%         1.00%      1.00%
--------------------------------------------------------------------------------------
Other expenses                                          0.32%         0.32%      0.32%
--------------------------------------------------------------------------------------
Total fund operating expenses                           1.20%         1.90%      1.90%
--------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------------
Expenses                                     Year 1    Year 3     Year 5    Year 10
-----------------------------------------------------------------------------------
Class A                                        $616      $862     $1,127     $1,882
-----------------------------------------------------------------------------------
Class B with redemption                        $693      $897     $1,226     $2,040
-----------------------------------------------------------------------------------
Class B without redemption                     $193      $597     $1,026     $2,040
-----------------------------------------------------------------------------------
Class C with redemption                        $293      $597     $1,026     $2,222
-----------------------------------------------------------------------------------
Class C without redemption                     $193      $597     $1,026     $2,222
-----------------------------------------------------------------------------------

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS
John F. Snyder, III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Managers share investment strategy and decisions

See page 47 for the management biographies.

FUND CODES

Class A      Ticker           SOVIX
             CUSIP            47803P302
             Newspaper        SvInvA
             SEC number       811-0560
             JH fund number   29

Class B      Ticker           SOVBX
             CUSIP            47803P401
             Newspaper        SvInvB
             SEC number       811-0560
             JH fund number   129

Class C      Ticker           SOVCX
             CUSIP            47803P609
             Newspaper        --
             SEC number       811-0560
             JH fund number   529

U.S. Global Leaders Growth Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $813.0 million to $387.4 billion as of March 31, 2006).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the U.S. Global Leaders Growth Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2006 return as of 3-31-06: 1.09%
Best quarter: Q4 '98, 29.43%
Worst quarter: Q3 '98, -16.69%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1996    1997    1998   1999     2000   2001    2002    2003     2004   2005

22.94%  40.68%  31.98%  7.88%   4.15%  -6.83%  -14.51%  19.24%  8.51%   2.16%

-------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
-------------------------------------------------------------------------------------------
                                                                          Life of   Life of
                                            1 year   5 years   10 years   Class B   Class C
-------------------------------------------------------------------------------------------
Class A before tax                           -2.97%     0.00%      9.88%       --        --
-------------------------------------------------------------------------------------------
Class A after tax on distributions           -2.97%    -0.02%      9.83%       --        --
-------------------------------------------------------------------------------------------
Class A after tax on distributions,
   with sale                                 -1.93%    -0.01%      8.80%       --        --
-------------------------------------------------------------------------------------------
Class B before tax (began
   5-20-02)                                  -3.57%       --         --      1.23%       --
-------------------------------------------------------------------------------------------
Class C before tax (began
   5-20-02)                                   0.43%       --         --        --      2.02%
-------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                   4.91%     0.54%      9.07%     5.64%     5.64%
-------------------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

-----------------------------------------------------------------------------------
Shareholder transaction expenses(1)                   Class A    Class B    Class C
-----------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%       none    none
-----------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)   5.00%   1.00%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Annual operating expenses(3)                          Class A    Class B    Class C
-----------------------------------------------------------------------------------
Management fee                                          0.75%      0.75%      0.75%
-----------------------------------------------------------------------------------
Distribution and service (12b-1) fees                   0.25%      1.00%      1.00%
-----------------------------------------------------------------------------------
Other expenses                                          0.33%      0.33%      0.33%
-----------------------------------------------------------------------------------
Total fund operating expenses                           1.33%      2.08%      2.08%
-----------------------------------------------------------------------------------
Contractual expense reimbursement (at least until
   4-30-07)                                             0.05%      0.05%      0.05%
-----------------------------------------------------------------------------------
Net annual operating expenses                           1.28%      2.03%      2.03%
-----------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------------
Expenses                                     Year 1    Year 3     Year 5    Year 10
-----------------------------------------------------------------------------------
Class A                                        $624      $895     $1,187     $2,016
-----------------------------------------------------------------------------------
Class B with redemption                        $706      $946     $1,313     $2,214
-----------------------------------------------------------------------------------
Class B without redemption                     $206      $646     $1,113     $2,214
-----------------------------------------------------------------------------------
Class C with redemption                        $306      $646     $1,113     $2,406
-----------------------------------------------------------------------------------
Class C without redemption                     $206      $646     $1,113     $2,406
-----------------------------------------------------------------------------------

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

Sustainable Growth Advisers, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

Gordon M. Marchand, CFA, CIC

Managed fund since 1995

George P. Fraise

Joined fund team in 2000

Robert L. Rohn

Joined fund team in 2003

Managers share investment strategy and decisions

See page 47 for the management biographies.

FUND CODES

Class A      Ticker           USGLX
             CUSIP            409902830
             Newspaper        USGlobLdrs
             SEC number       811-1677
             JH fund number   26

Class B      Ticker           USLBX
             CUSIP            409902822
             Newspaper        --
             SEC number       811-1677
             JH fund number   126

Class C      Ticker           USLCX
             CUSIP            409902814
             Newspaper        --
             SEC number       811-1677
             JH fund number   526

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o     A front-end sales charge, as described at right

o Distribution and service (12b-1) fees of 0.30% (0.25% for Classic Value, Large Cap Equity, Large Cap Select and U.S. Global Leaders Growth)

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o     No front-end sales charge; all your money goes to work for you right away

o     Distribution and service (12b-1) fees of 1.00%

o     A deferred sales charge, as described on the following page

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o     No front-end sales charge; all your money goes to work for you right away

o     Distribution and service (12b-1) fees of 1.00%

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers below).

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o     directly, by the payment of sales commissions, if any and

o     indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                 As a % of       As a % of your
Your investment            offering price*           investment
---------------------------------------------------------------
Up to $49,999                        5.00%                5.26%
---------------------------------------------------------------
$50,000 - $99,999                    4.50%                4.71%
---------------------------------------------------------------
$100,000 - $249,999                  3.50%                3.63%
---------------------------------------------------------------
$250,000 - $499,999                  2.50%                2.56%
---------------------------------------------------------------
$500,000 - $999,999                  2.00%                2.04%
---------------------------------------------------------------
$1,000,000 and over              See below
---------------------------------------------------------------

*Offering price is the net asset value per share plus any initial sales charge.

34 YOUR ACCOUNT

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds (John Hancock Funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request a SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------
                                   CDSC on shares
Your investment                        being sold
-------------------------------------------------
First $1M - $4,999,999                       1.00%
-------------------------------------------------
Next $1 - $5M above that                     0.50%
-------------------------------------------------
Next $1 or more above that                   0.25%
-------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                   CDSC on shares
Years after purchase                   being sold
-------------------------------------------------
1st year                                     5.00%
-------------------------------------------------
2nd year                                     4.00%
-------------------------------------------------
3rd or 4th year                              3.00%
-------------------------------------------------
5th year                                     2.00%
-------------------------------------------------
6th year                                     1.00%
-------------------------------------------------
After 6th year                               none
-------------------------------------------------

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                         CDSC
-------------------------------------------------
1st year                                     1.00%
-------------------------------------------------
After 1st year                               none
-------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

                                                                 YOUR ACCOUNT 35

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

o     redemptions pursuant to a fund's right to liquidate an account less than
      $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is noti-fied before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI);

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC;

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI);

o individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA;

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA;

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies);

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply);

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs.

Class A shares of John Hancock Classic Value Fund may be offered without front-end sales charges or CDSCs to any shareholder account of Pzena Focused Value Fund registered on this fund's books in the shareholder's name as of November 8, 2002.

Class A shares of John Hancock Large Cap Select Fund may be offered without front-end sales charges or CDSCs to any shareholder account of M.S.B. Fund, Inc. registered on this fund's books in the shareholder's name as of August 22, 2003.

Class A shares of Small Cap Fund may be offered without front-end sales charges or CDSCs to any shareholder account of the Independence Small Cap Portfolio as of December 3, 2004 (including shareholder accounts held in a broker's name or other omnibus account).

Class A shares of John Hancock U.S. Global Leaders Growth Fund may be offered without front-end sales charges or CDSCs to any shareholder account of U.S. Global Leaders Growth Fund registered on this fund's books in the shareholder's name as of May 17, 2002.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details);

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

o     All John Hancock funds except the Classic Value Fund

      o     non-retirement account: $1,000

      o     retirement account: $500

      o     group investments: $250

36 YOUR ACCOUNT

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

o     Classic Value Fund

      o You are only permitted to buy Fund shares with a minimum initial investment of $50,000. A shareholder with an account in the Class Value Fund established on or before close of trading on May 26, 2006 (including an employer-sponsored retirement plan) may make additional investments at any time and in any amount.

      o There is no minimum initial investment for employer-sponsored retirement plan accounts that are serviced through platforms sponsored by firms that have executed a participant services agreement with John Hancock Funds, LLC.

      o There is no minimum initial investment for fee-based or wrap accounts of selling firms which have entered into either a fee-based or wrap agreement accepted by John Hancock Funds, LLC.

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

      Important information about opening a new account

      To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

      For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

      For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

                                                                 YOUR ACCOUNT 37

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

           Opening an account                                         Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------

[LOGO]  o  Make out a check for the investment amount, payable to     o  Make out a check for the investment amount payable to "John
           "John Hancock Signature Services, Inc."                       Hancock Signature Services, Inc."

        o  Deliver the check and your completed application to        o  Fill out the detachable investment slip from an account
           your financial representative, or mail them to Signature      statement. If no slip is available, include a note
           Services (address below).                                     specifying the fund name, your share class, your account
                                                                         number and the name(s) in which the account is registered.

                                                                      o  Deliver the check and your investment slip or note to your financial representative, or mail them to Signature
                                                                         Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o  Call your financial representative or Signature Services   o  Log on to www.jhfunds.com to process exchanges between
           to request an exchange.                                       funds.

                                                                      o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                      o  Call your financial representative or Signature Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------

[LOGO]  o  Deliver your completed application to your financial       o  Obtain wiring instructions by calling Signature Services
           representative, or mail it to Signature Services.             at 1-800-225-5291.

        o  Obtain your account number by calling your financial       o  Instruct your bank to wire the amount of your investment.
           representative or Signature Services.

        o  Obtain wiring instructions by calling Signature Services   Specify the fund name, your choice of share class, the new
           at 1-800-225-5291.                                         account number and the name(s) in which the accounts is
                                                                      registered. Your bank may charge a fee to wire funds.
        Specify the fund name, the share class, the new account
        number and the name(s) in which the accounts is
        registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------

[LOGO]     See "By exchange" and "By wire."                           o  Verify that your bank or credit union is a member of the
                                                                         Automated Clearing House (ACH) system.

                                                                      o  Complete the "Bank Information" section on your account application.

                                                                      o  Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------

[LOGO]      See "By exchange" and "By wire."                          o  Verify that your bank or credit union is a member of the
                                                                         Automated Clearing House (ACH) system.

                                                                      o  Complete the "Bank Information" section on your account application.

                                                                      o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                      o  Call your financial representative or call Signature
                                                                         Services between 8 A.M. and 7 P.M. Eastern Time on most
                                                                         business days.

                                                                      To open or add to an account using the Monthly Automatic
                                                                      Accumulation Program, see "Additional investor services."

--------------------------------------------------------------------------------

  Address:

  John Hancock Signature Services, Inc.
  1 John Hancock Way, Suite 1000
  Boston, MA 02217-1000

  Phone Number: 1-800-225-5291

  Or contact your financial representative for instructions and assistance.

--------------------------------------------------------------------------------

38 YOUR ACCOUNT


--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
                                                                      To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------

[LOGO]  o  Accounts of any type.                                      o  Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account
        o  Sales of any amount.                                          number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

                                                                      o  Include all signatures and any additional documents that may be required (see next page).

                                                                      o  Mail the materials to Signature Services.

                                                                      o  A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                                                         letter of instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------

[LOGO]  o  Most accounts.                                             o  Log on to www.jhfunds.com to initiate redemptions from your funds.
        o  Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------

[LOGO]  o  Most accounts.                                             o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.
        o  Sales of up to $100,000.
                                                                      o  Call your financial representative or call Signature
                                                                         Services between 8 A.M. and 7 P.M. Eastern Time on most
                                                                         business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------

[LOGO]  o  Requests by letter to sell any amount.                     o  To verify that the Internet or telephone redemption
                                                                         privilege is in place on an account or to request the form
        o  Requests by Internet or phone to sell up to $100,000.         to add it to an existing account, call Signature Services.

                                                                      o  Amounts of $1,000 or more will be wired on the next
                                                                         business day. A $4 fee will be deducted from your account.

                                                                      o  Amounts of less than $1,000 may be sent by EFT or by check.
                                                                         Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this
                                                                         service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------

[LOGO]  o  Accounts of any type.                                      o  Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial
        o  Sales of any amount.                                          representative or Signature Services.

                                                                      o  Log on to www.jhfunds.com to process exchanges between your funds.

                                                                      o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                      o  Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see
"Additional investor services."

                                                                 YOUR ACCOUNT 39

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days;

o you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                Requirements for written requests                       [LOGO]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial          o  Letter of instruction.
accounts for minors).
                                                                      o  On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                      o  Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------

Owners of corporate, sole proprietorship, general partner or          o  Letter of instruction.
association accounts.
                                                                      o  Corporate business/organization resolution, certified
                                                                         within the past 12 months, or a John Hancock Funds
                                                                         business/organization certification form.

                                                                      o  On the letter and the resolution, the signature of the
                                                                         person(s) authorized to sign for the account.

                                                                      o  Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------

Owners or trustees of trust accounts.                                 o  Letter of instruction.

                                                                      o  On the letter, the signature(s) of the trustee(s).

                                                                      o  Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                                      o  Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------

Joint tenancy shareholders with rights of survivorship with a         o  Letter of instruction signed by surviving tenant.
deceased co-tenant(s).
                                                                      o  Copy of death certificate.

                                                                      o  Medallion signature guarantee if applicable (see above).

                                                                      o  Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------

Executors of shareholder estates.                                     o  Letter of instruction signed by executor.

                                                                      o  Copy of order appointing executor, certified within the past 12 months.

                                                                      o  Medallion signature guarantee if applicable (see above).

                                                                      o  Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------

Administrators, conservators, guardians and other sellers or          o  Call 1-800-225-5291 for instructions.
account types not listed above.

--------------------------------------------------------------------------------

  Address:

  John Hancock Signature Services, Inc.
  1 John Hancock Way, Suite 1000
  Boston, MA 02217-1000

  Phone Number: 1-800-225-5291

  Or contact your financial representative for instructions and assistance.

--------------------------------------------------------------------------------

40 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 41

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of shares" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply

42 YOUR ACCOUNT
name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance;

o     after any changes of name or address of the registered owner(s);

o     in all other circumstances, every quarter.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced Fund and Sovereign Investors Fund typically declare and pay income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or if the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

                                                                 YOUR ACCOUNT 43

--------------------------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check for your first investment amount payable to "John Hancock Signature Services, Inc" in an amount satisfying the applicable minimum initial investment requirements specified above in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 (except Classic Value) or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

44 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Balanced, Classic Value, Focused Equity, Growth Trends, Large Cap Equity, Large Cap Select, Mid Cap Equity, Mid Cap Growth, Multi Cap Growth, Small Cap, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Focused Equity, Large Cap Equity, Large Cap Select, Mid Cap Equity, Mid Cap Growth, Small Cap, Small Cap Equity, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

                                                           ------------
                                                           Shareholders ----------------------
                                                           ------------                       |
              --                           --------------------------------------------       |
             |                                     Financial services firms and               |
             |                                         their representatives                  |
             |                          -------                                       --------
             |                         |        Advise current and prospective share-         |
             |   Distribution and      |     holders on their fund investments, often         |
             | shareholder services    |   in the context of an overall financial plan.       |
             |                         |   --------------------------------------------       |
             |                         |                                                      |
             |      -------------------------------------------   -------------------------------------------------
             |                 Principal distributor                               Transfer agent
             |
             |                John Hancock Funds, LLC                   John Hancock Signature Services, Inc.
             |
             |       Markets the funds and distributes shares      Handles shareholder services, including record-
             |      through selling brokers, financial planners   keeping and statements, distribution of dividends
             |         and other financial representatives.           and processing of buy and sell requests.
             |      -------------------------------------------   -------------------------------------------------
             |                          |                                                      |
              --                         ------------------------------------------------------
                                                                   |
--------------------------------   ------------------------------- | -------------------------------------            --
           Subadvisers                                             |               Custodian                            |
                                                                   |                                                    |
  Independence Investments LLC           Investment adviser        |         The Bank of New York                       |
         53 State Street                                           |            One Wall Street                         |
        Boston, MA 02109             John Hancock Advisers, LLC    |          New York, NY 10286                Asset   |
                                         601 Congress Street       |                                         management |
Pzena Investment Management, LLC        Boston, MA 02210-2805      | Holds the funds' assets, settles all               |
      120 West 45th Street                                         | portfolio trades and collects most of              |
       New York, NY 10036          Manages the funds' business and |    the valuation data required for                 |
                                       investment activities.      |     calculating each fund's NAV.                   |
  Shay Assets Management, Inc.     ------------------------------- | -------------------------------------              |
     230 West Monroe Street                   |                    |                      |                           --
        Chicago, IL 60606                     |                    |                      |
                                               -------------------------------------------
 Sovereign Asset Management LLC                                    |
      101 Huntington Avenue                         ------------------------------
        Boston, MA 02199                                       Trustees

 Sustainable Growth Advisers, LP                    Oversee the funds' activities.
        3 Stamford Plaza                            ------------------------------
  301 Tresser Blvd., Suite 1310
       Stamford, CT 06901

 Provide portfolio management to
         certain funds.
--------------------------------

                                                                 FUND DETAILS 45

Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Balanced                                                                   0.60%
--------------------------------------------------------------------------------
Classic Value                                                              0.80*
--------------------------------------------------------------------------------
Core Equity                                                                0.75
--------------------------------------------------------------------------------
Focused Equity                                                             0.00*
--------------------------------------------------------------------------------
Growth Trends                                                              0.75*
--------------------------------------------------------------------------------
Large Cap Equity                                                          0.625
--------------------------------------------------------------------------------
Large Cap Select                                                           0.64*
--------------------------------------------------------------------------------
Mid Cap Equity                                                             0.00*
--------------------------------------------------------------------------------
Mid Cap Growth                                                             0.80
--------------------------------------------------------------------------------
Multi Cap Growth                                                           0.00*
--------------------------------------------------------------------------------
Small Cap                                                                  0.82*
--------------------------------------------------------------------------------
Small Cap Equity                                                           0.70
--------------------------------------------------------------------------------
Small Cap Intrinsic Value                                                  0.00*
--------------------------------------------------------------------------------
Sovereign Investors                                                        0.58
--------------------------------------------------------------------------------
U.S. Global Leaders Growth                                                 0.70*

*     After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders, as follows:

Semiannual report dated June 30, 2005 Balanced Fund, Classic Value Fund, Core Equity Fund, Large Cap Equity Fund, Large Cap Select Fund, Sovereign Investors Fund, U.S. Global Leaders Growth Fund

Annual report dated October 31, 2005 Focused Equity Fund, Growth Trends Fund, Mid Cap Equity Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, Small Cap Fund, Small Equity Cap Fund

Annual report dated December 31, 2005 Small Cap Intrinsic Value Fund

Subadvisers Independence Investments LLC ("Independence") subadvises Core Equity Fund and Small Cap Fund. Founded in 1982, Independence is a subsidiary of Convergent Capital Management LLC, a wholly owned subsidiary of City National Corporation and managed approximately $8 billion in assets as of March 31, 2006.

Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of March 31, 2006, had total assets under management of approximately $19.75 billion.

Shay Assets Management, Inc. ("SAM") subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $3.7 billion in assets as of March 31, 2006, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sovereign Asset Management LLC ("Sovereign") subadvises Balanced, Focused Equity, Growth Trends, Large Cap Equity, Mid Cap Equity, Mid Cap Growth, Multi Cap Growth, Small Cap Equity, Small Cap Intrinsic Value and Sovereign Investors Funds. Sovereign was founded in 1979 and provides investment advisory services to individual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2006, had total assets under management of approximately $25 billion.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of March 31, 2006 were approximately $2.8 billion.

46 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Antonio DeSpirito III
--------------------------------------------------------------------------------
Principal and portfolio manager, Pzena Investment Management, LLC (since 1996) Joined subadviser in 1996
Began business career in 1993

Barry H. Evans, CFA
--------------------------------------------------------------------------------
Senior vice president, chief fixed income officer and chief operating officer,
   Sovereign Asset Management LLC
Joined subadviser in 2005
Senior vice president, chief fixed income officer and chief operating officer,
   John Hancock Advisers, LLC (1986-2005)
Began business career in 1986

John C. Forelli, CFA
--------------------------------------------------------------------------------
Senior vice president, Independence Investment LLC
Joined subadviser in 1990
Began business career in 1984

George P. Fraise
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP (since 2003)
Executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003)
Began business career in 1987

Jeffrey N. Given, CFA
--------------------------------------------------------------------------------
Second vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Second vice president, John Hancock Advisers, LLC (1993-2005)
Began business career in 1993

Charles S. Glovsky
--------------------------------------------------------------------------------
Senior vice president, Independence Investment LLC
Joined subadviser in 2000
Began business career in 1979

John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005),
   Pzena Investment Management, LLC
Director of research, Pzena Investment Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

Roger C. Hamilton
--------------------------------------------------------------------------------
Vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president and portfolio manager, John Hancock Advisers, LLC (2003-2005) Analyst, John Hancock Advisers, LLC (1994-2003)
Began business career in 1980

Robert C. Junkin, CPA
--------------------------------------------------------------------------------
Vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (2003-2005)
Vice president, Pioneer Investments, Inc. (1997-2002)
Began business career in 1988

Timothy E. Keefe, CFA
--------------------------------------------------------------------------------
Senior vice president and chief equity officer, Sovereign Asset Management LLC Joined subadviser in 2005
Senior vice president and chief equity officer, John Hancock Advisers, LLC
   (2004-2005)
Partner and portfolio manager, Thomas Weisel Partners (2000-2004)
Began business career in 1987

Jay C. Leu, CFA
--------------------------------------------------------------------------------
Senior vice president, Independence Investment LLC
Joined subadviser in 1997
Began business career in 1987

Timothy M. Malloy
--------------------------------------------------------------------------------
Second vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Second vice president, John Hancock Advisers, LLC (2004-2005)
Investment analyst, Thomas Weisel Partners (2000-2004)
Began business career in 1993

Gordon M. Marchand, CFA, CIC
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP (since 2003)
Chief financial and operating officer, Yeager, Wood & Marshall, Inc. (1984-2003) Began business career in 1977

John J. McCabe
--------------------------------------------------------------------------------
Senior vice president, Shay Assets Management, Inc.
Joined subadviser in 1995
Began business career in 1965

Henry E. Mehlman, CFA
--------------------------------------------------------------------------------
Vice president, Sovereign Asset Management, LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (2002-2005)
Senior portfolio manager, The Colony Group (2001-2002)
Began business career in 1972

Alan E. Norton, CFA
--------------------------------------------------------------------------------
Vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (2002-2005)
Senior portfolio manager, The Colony Group (2001-2002)
Began business career in 1987

Thomas P. Norton, CFA
--------------------------------------------------------------------------------
Vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (2002-2005)
Investment manager, Baring Asset Management (1997-2002)
Began business career in 1986

Richard S. Pzena
--------------------------------------------------------------------------------
Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment Management, LLC
Began business career in 1980

Robert L. Rohn
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP (since 2003)
Chairman and chief executive officer, W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

                                                                 FUND DETAILS 47

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES (continued)

James K. Schmidt, CFA
--------------------------------------------------------------------------------
Executive vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Executive vice president, John Hancock Advisers, LLC (1992-2005)
Began business career in 1979

John F. Snyder, III
--------------------------------------------------------------------------------
Executive vice president, Sovereign Asset Management LLC
Joined subadviser in 1983
Executive vice president, John Hancock Advisers, LLC (1991- 2005)
Began business career in 1971

Mark F. Trautman
--------------------------------------------------------------------------------
Vice president, Shay Assets Management, Inc.
Joined subadviser in 1995
Began business career in 1986

Lisa A. Welch
--------------------------------------------------------------------------------
Vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president and portfolio manager, John Hancock Advisers, LLC (2002-2005) Analyst, John Hancock Advisers, LLC (1996-2002)
Began business career in 1986

48 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund

Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                        12-31-01(1,2)   12-31-02(1)   12-31-03   12-31-04    12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $       13.03   $     12.02   $   9.61   $  11.15    $  11.67
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                                     0.30          0.23       0.17       0.19        0.13
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                      (0.99)        (2.40)      1.56       0.56        1.41
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            (0.69)        (2.17)      1.73       0.75        1.54
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                  (0.32)        (0.24)     (0.19)     (0.23)      (0.16)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --            --         --         --       (0.45)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            (0.32)        (0.24)     (0.19)     (0.23)      (0.61)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $       12.02   $      9.61   $  11.15   $  11.67    $  12.60
------------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                                         (5.23)       (18.19)     18.21       6.78(5)    13.36(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $         136   $        85   $     88   $     86    $     92
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                  1.37          1.39       1.41       1.35        1.35
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)                        --            --         --       1.39        1.37
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     2.45          2.15       1.70       1.72        1.13
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                         98            86         60         56          88
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                        12-31-01(1,2)   12-31-02(1)   12-31-03   12-31-04    12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $       13.03   $     12.01   $   9.61   $  11.15    $  11.67
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                                     0.22          0.16       0.10       0.11        0.05
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                      (1.00)        (2.40)      1.56       0.56        1.41
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            (0.78)        (2.24)      1.66       0.67        1.46
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                  (0.24)        (0.16)     (0.12)     (0.15)      (0.08)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --            --         --         --       (0.45)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            (0.24)        (0.16)     (0.12)     (0.15)      (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $       12.01   $      9.61   $  11.15   $  11.67    $  12.60
------------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                                         (5.99)       (18.71)     17.42       6.05(5)    12.59(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $          46   $        28   $     30   $     27    $     27
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                  2.07          2.09       2.11       2.04        2.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)                        --            --         --       2.08        2.07
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.75          1.44       1.00       1.03        0.43
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                         98            86         60         56          88
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 49

CLASS C SHARES  PERIOD ENDED                                        12-31-01(1,2)   12-31-02(1)   12-31-03   12-31-04    12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $       13.03   $     12.01   $   9.61   $  11.15    $  11.67
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                                     0.21          0.16       0.10       0.11        0.05
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                      (0.99)        (2.40)      1.56       0.56        1.41
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            (0.78)        (2.24)      1.66       0.67        1.46
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                  (0.24)        (0.16)     (0.12)     (0.15)      (0.08)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                         --            --         --         --       (0.45)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            (0.24)        (0.16)     (0.12)     (0.15)      (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $       12.01   $      9.61   $  11.15   $  11.67    $  12.60
------------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                                         (5.99)       (18.71)     17.42       6.04(5)    12.59(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $           2   $         2   $      4   $      5    $      6
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                  2.07          2.09       2.11       2.05        2.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)                        --            --         --       2.09        2.07
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     1.76          1.46       0.99       1.00        0.43
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                         98            86         60         56          88
------------------------------------------------------------------------------------------------------------------------------------

(1)   Audited by previous auditor.

(2) As required, effective 1-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 12-31-01, was to decrease net investment income per share by $ 0.01, decrease net realized and unrealized losses per share by $ 0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 1-1-01, have not been restated to reflect this change in presentation.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total return would have been lower had certain expenses not been reduced during the periods shown.

(6) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended December 31, 2004 and 2005 would have been 6.74% and 13.34% for Class A, 6.01% and 12.57% for Class B and 6.00% and 12.57% for Class C.

50 FUND DETAILS

Classic Value Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                             4-30-01(1)  4-30-02(1)   12-31-02(2,3)     12-31-03     12-31-04  12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    11.63  $    16.08   $       18.16     $  15.07     $  20.27  $  23.01
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(4)                                       0.02        0.05            0.05         0.20         0.17      0.15
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         4.43        2.42           (2.68)        5.25         2.73      1.88
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               4.45        2.47           (2.63)        5.45         2.90      2.03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                       --       (0.06)          (0.02)       (0.13)       (0.09)    (0.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                           --       (0.33)          (0.44)       (0.12)       (0.07)    (0.30)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 --       (0.39)          (0.46)       (0.25)       (0.16)    (0.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $    16.08  $    18.16   $       15.07     $  20.27     $  23.01  $  24.64
------------------------------------------------------------------------------------------------------------------------------------
Total return(5,6) (%)                                         38.26       15.67          (14.00)(7)    36.25        14.28      8.81
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $       11  $       22   $          22     $    145     $  1,223  $  3,017
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                    1.75        1.25            1.27(8)      1.16         1.30      1.32
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(9) (%)        2.81        2.01            2.57(8)      1.52         1.40      1.36
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)       0.22        0.34            0.44(8)      1.13         0.81      0.65
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                           78          38              47           25           16        27
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                                          12-31-02(10)   12-31-03     12-31-04  12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $       14.11     $  15.05     $  20.24  $  22.89
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(4)                                                              --(11)     0.07         0.01     (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                            0.94         5.24         2.71      1.86
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                           0.94         5.31         2.72      1.83
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                   --           --(11)       --        --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                                       --        (0.12)       (0.07)    (0.30)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             --        (0.12)       (0.07)    (0.30)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $       15.05     $  20.24     $  22.89  $  24.42
------------------------------------------------------------------------------------------------------------------------------------
Total return(5,6) (%)                                                                      6.66(7)     35.36        13.44      7.99
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                           $           1     $     47     $    200  $    296
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                2.10(8)      1.91         2.05      2.07
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(9) (%)                                    6.82(8)      2.27         2.15      2.11
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)                           (0.06)(8)     0.38         0.03     (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                       47           25           16        27
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 51

CLASS C SHARES  PERIOD ENDED                                      12-31-02(10)     12-31-03     12-31-04   12-31-05
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $      14.11     $  15.05     $  20.24   $  22.89
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(4)                                             --(11)     0.07         0.01      (0.02)
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           0.94         5.24         2.71       1.85
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          0.94         5.31         2.72       1.83
---------------------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------------------
From net investment income                                                  --           --(11)       --         --
---------------------------------------------------------------------------------------------------------------------
From net realized gain                                                      --        (0.12)       (0.07)     (0.30)
---------------------------------------------------------------------------------------------------------------------
                                                                            --        (0.12)       (0.07)     (0.30)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $      15.05     $  20.24     $  22.89   $  24.42
---------------------------------------------------------------------------------------------------------------------
Total return(5,6) (%)                                                     6.66(7)     35.36        13.44       7.99
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                           $          1     $     82     $    423   $    832
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                               2.10(8)      1.91         2.05       2.07
---------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(9) (%)                   6.82(8)      2.26         2.15       2.11
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)          (0.10)(8)     0.39         0.04      (0.10)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      47           25           16         27
---------------------------------------------------------------------------------------------------------------------

(1)   Audited by previous auditors.

(2) Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional shares of Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund.

(3)   Effective 12-31-02, the fiscal year changed from April 30 to December 31.

(4)   Based on the average of the shares outstanding.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Not annualized.

(8)   Annualized.

(9) Does not take into consideration expense reductions during the periods shown.

(10)  Class B and Class C shares began operations on 11-11-02.

(11)  Less that $ 0.01 per share.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended April 30, 2001 and 2002, and December 31, 2002, 2003, 2004 and 2005 would have been 37.20%, 14.91%, (15.30%), 35.89%, 14.18% and 8.77%, respectively. For
Class B, the returns for the periods or years ended December 31, 2002, 2003, 2004 and 2005 would have been 1.94%, 35.00%, 13.34% and 7.95%, respectively, and for Class C, 1.94%, 35.01%, 13.34% and 7.95%, respectively.

52 FUND DETAILS

Core Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                          12-31-01   12-31-02    12-31-03   12-31-04    12-31-05
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  29.87   $  26.61    $  20.53   $  25.39    $  27.62
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(1)                                          (0.03)     (0.02)      --(2)       0.10        0.01
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   (3.22)     (6.06)       4.86       2.13        2.09
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (3.25)     (6.08)       4.86       2.23        2.10
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                               (0.01)        --          --         --          --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  26.61   $  20.53    $  25.39   $  27.62    $  29.72
-------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                     (10.87)    (22.85)      23.67       8.78(4)     7.60(4)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $    255   $    184    $    201   $    193    $    195
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                               1.47       1.60        1.61       1.52        1.47
-------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)                     --         --          --       1.57        1.52
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)          (0.12)     (0.10)      (0.02)      0.41        0.03
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      76         64(6)       70         68          54
-------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                          12-31-01   12-31-02    12-31-03   12-31-04    12-31-05
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  29.06   $  25.71    $  19.70   $  24.19    $  26.12
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                                   (0.22)     (0.18)      (0.15)     (0.08)      (0.18)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   (3.12)     (5.83)       4.64       2.01        1.97
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (3.34)     (6.01)       4.49       1.93        1.79
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                               (0.01)        --          --         --          --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  25.71   $  19.70    $  24.19   $  26.12    $  27.91
-------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                     (11.49)    (23.38)      22.79       7.98(4)     6.85(4)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $    377   $    253    $    252   $    197    $    140
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                               2.17       2.30        2.31       2.22        2.18
-------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)                     --         --          --       2.27        2.23
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.82)     (0.80)      (0.72)     (0.33)      (0.68)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      76         64(6)       70         68          54
-------------------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 53

CLASS C SHARES  PERIOD ENDED                                     12-31-01    12-31-02    12-31-03   12-31-04   12-31-05
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  29.05    $  25.70    $  19.69   $  24.18   $  26.11
--------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                              (0.22)      (0.18)      (0.15)     (0.08)     (0.18)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (3.12)      (5.83)       4.64       2.01       1.97
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (3.34)      (6.01)       4.49       1.93       1.79
--------------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net investment income                                          (0.01)         --          --         --         --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  25.70    $  19.69    $  24.18   $  26.11   $  27.90
--------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                (11.49)     (23.39)      22.80     7.98 4       6.86(4)
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $     30    $     23    $     24   $     20   $     16
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          2.17        2.30        2.31       2.22       2.18
--------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)                --          --          --       2.27       2.23
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)              (0.82)      (0.80)      (0.72)     (0.31)     (0.68)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 76          64(6)       70         68         54
--------------------------------------------------------------------------------------------------------------------------

(1)   Based on the average of the shares outstanding.

(2)   Less than $ 0.01 per share.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Does not take into consideration expense reductions during the periods shown.

(6)   Excludes merger activity.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended December 31, 2004 and 2005 would have been 8.73% and 7.55% for Class A, 7.93% and 6.80% for Class B and 7.93% and 6.81% for Class C.

54 FUND DETAILS

Focused Equity Fund

Figures audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                       10-31-01(1,2)     10-31-02(2)   10-31-03   10-31-04   10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $      10.00      $     7.17    $   4.66   $   6.34   $   6.53
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                                    (0.10)          (0.06)      (0.05)     (0.05)     (0.06)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (2.73)          (2.45)       1.73       0.24       1.34
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (2.83)          (2.51)       1.68       0.19       1.28
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $       7.17      $     4.66    $   6.34   $   6.53   $   7.81
------------------------------------------------------------------------------------------------------------------------------------
Total return(4,5) (%)                                                    (28.30)(6)      (35.01)      36.05       3.00      19.60
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $         12      $        6    $      6   $      6   $      7
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                1.50(7)         1.50        1.50       1.50       1.50
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)                    2.47(7)         2.13        2.68       2.39       2.47
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                    (1.09)(7)       (0.89)      (0.97)     (0.80)     (0.87)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       97             144          46         50         62
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                       10-31-01(1,2)     10-31-02(2)   10-31-03   10-31-04   10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $      10.00      $     7.12    $   4.59   $   6.21   $   6.35
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                                    (0.17)          (0.10)      (0.08)     (0.09)     (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (2.71)          (2.43)       1.70       0.23       1.31
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (2.88)          (2.53)       1.62       0.14       1.20
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $       7.12      $     4.59    $   6.21   $   6.35   $   7.55
------------------------------------------------------------------------------------------------------------------------------------
Total return(4,5) (%)                                                    (28.80)(6)      (35.53)      35.29       2.25      18.90
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $         11      $        5    $      6   $      5   $      6
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                2.20(7)         2.18        2.17       2.20       2.20
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)                    3.17(7)         2.81        3.35       3.09       3.17
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                    (1.80)(7)       (1.57)      (1.64)     (1.50)     (1.57)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       97             144          46         50         62
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES  PERIOD ENDED                                       10-31-01(1,2)     10-31-02(2)   10-31-03   10-31-04   10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $      10.00      $     7.12    $   4.59   $   6.21   $   6.35
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                                    (0.17)          (0.10)      (0.09)     (0.09)     (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (2.71)          (2.43)       1.71       0.23       1.30
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (2.88)          (2.53)       1.62       0.14       1.19
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $       7.12      $     4.59    $   6.21   $   6.35   $   7.54
------------------------------------------------------------------------------------------------------------------------------------
Total return(4,5) (%)                                                    (28.80)(6)      (35.53)      35.29       2.25      18.74
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $          4      $        2    $      2   $      2   $      2
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                2.20(7)         2.20        2.20       2.20       2.20
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)                    3.17(7)         2.83        3.38       3.09       3.17
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                    (1.78)(7)       (1.59)      (1.67)     (1.49)     (1.57)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       97             144          46         50         62
------------------------------------------------------------------------------------------------------------------------------------

(1)   Class A, Class B and Class C shares began operations on 11-1-00.

(2)   Audited by previous auditor.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the periods or years ended October 31, 2001, 2002, 2003, 2004 and 2005 would have been (29.27%), (35.64%), 34.87%,
2.11% and 18.63% for Class A, (29.77%), (36.16%), 34.11%, 1.36% and 17.93% for
Class B and (29.77%), (36.16%), 34.11%, 1.36% and 11.77% for Class C,
respectively.

                                                                 FUND DETAILS 55

Growth Trends Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                           10-31-01        10-31-02    10-31-03   10-31-04   10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $       9.54      $     5.87    $   4.49   $   5.51   $   5.67
------------------------------------------------------------------------------------------------------------------------------------
Net Investment loss(1)                                                    (0.05)          (0.05)      (0.03)     (0.04)        --(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (3.61)          (1.33)       1.05       0.20       0.60
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (3.66)          (1.38)       1.02       0.16       0.60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                (0.01)             --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $       5.87      $     4.49    $   5.51   $   5.67   $   6.27
------------------------------------------------------------------------------------------------------------------------------------
Total return(3,4) (%)                                                    (38.37)         (23.51)      22.72       2.90      10.58
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $         99      $       65    $     69   $     58   $     46
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                1.65            1.65        1.65       1.65       1.65
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)                    1.85            1.88        2.02       1.86       1.95
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)           (0.70)          (0.91)      (0.64)     (0.62)      0.01
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      116              68          76         40         27
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                           10-31-01        10-31-02    10-31-03   10-31-04   10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $       9.54      $     5.83    $   4.42   $   5.40   $   5.51
------------------------------------------------------------------------------------------------------------------------------------
Net Investment loss(1)                                                    (0.10)          (0.09)      (0.06)     (0.07)     (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (3.61)          (1.32)       1.04       0.18       0.59
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (3.71)          (1.41)       0.98       0.11       0.55
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $       5.83      $     4.42    $   5.40   $   5.51   $   6.06
------------------------------------------------------------------------------------------------------------------------------------
Total return(3,4) (%)                                                    (38.89)         (24.19)      22.17       2.04       9.98
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $        161      $      102    $    104   $     85   $     66
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                2.35            2.35        2.35       2.35       2.35
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)                    2.55            2.58        2.72       2.56       2.65
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                    (1.40)          (1.61)      (1.34)     (1.32)     (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      116              68          76         40         27
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES  PERIOD ENDED                                           10-31-01        10-31-02    10-31-03   10-31-04   10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $       9.54      $     5.83    $   4.42   $   5.40   $   5.51
------------------------------------------------------------------------------------------------------------------------------------
Net Investment loss(1)                                                    (0.10)          (0.09)      (0.06)     (0.07)     (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (3.61)          (1.32)       1.04       0.18       0.59
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (3.71)          (1.41)       0.98       0.11       0.55
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $       5.83      $     4.42    $   5.40   $   5.51   $   6.06
------------------------------------------------------------------------------------------------------------------------------------
Total return(3,4) (%)                                                    (38.89)         (24.19)      22.17       2.04       9.98
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $         69      $       42    $     41   $     31   $     23
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                2.35            2.35        2.35       2.35       2.35
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)                    2.55            2.58        2.72       2.56       2.65
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                    (1.40)          (1.61)      (1.34)     (1.32)     (0.66)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      116              68          76         40         27
------------------------------------------------------------------------------------------------------------------------------------

(1)   Based on the average of the shares outstanding.

(2)   Less than $0.01 per share.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the periods or years ended October 31, 2001, 2002, 2003, 2004 and 2005 would have been (38.57%), (23.74%), 22.35%,
2.69% and 10.28% for Class A, (39.09%), (24.42%), 21.80%, 1.83% and 9.68% for
Class B and (39.09%), (24.42%), 21.80%, 1.83% and 9.68% for Class C,
respectively.

56 FUND DETAILS

Large Cap Equity Fund

Figures for the years 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                         12-31-01(1)     12-31-02(1)   12-31-03   12-31-04   12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $      20.93      $    19.10    $  11.85   $  14.61   $  15.19
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)                                           (0.10)             --(3)     0.01       0.06      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (0.62)          (7.23)       2.75       0.54       2.49
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (0.72)          (7.23)       2.76       0.60       2.47
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   --              --          --      (0.02)        --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                    (1.11)          (0.02)         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
                                                                          (1.11)          (0.02)         --      (0.02)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $      19.10      $    11.85    $  14.61   $  15.19   $  17.66
------------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                                       (3.36)         (37.83)      23.29       4.14(5)   16.26(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $        768      $      365    $    376   $    325   $    343
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                1.23            1.28        1.35       1.29       1.25
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)                      --              --          --       1.34       1.30
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)           (0.50)           0.02        0.10       0.44      (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       71             114         140         97         74
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                         12-31-01(1)     12-31-02(1)   12-31-03   12-31-04   12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $      20.52      $    18.55    $  11.42   $  13.98   $  14.45
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                                    (0.25)          (0.11)      (0.08)     (0.05)     (0.13)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (0.61)          (7.00)       2.64       0.52       2.35
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (0.86)          (7.11)       2.56       0.47       2.22
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                    (1.11)          (0.02)         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $      18.55      $    11.42    $  13.98   $  14.45   $  16.67
------------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                                       (4.12)         (38.31)      22.42       3.36(5)   15.36(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $        718      $      290    $    267   $    196   $    153
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                1.98            2.03        2.10       2.04       2.01
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)                      --              --          --       2.09       2.06
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                    (1.25)          (0.74)      (0.66)     (0.35)     (0.88)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       71             114         140         97         74
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 57

CLASS C SHARES  PERIOD ENDED                             12-31-01(1)    12-31-02(1)    12-31-03    12-31-04    12-31-05
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   20.52      $   18.55     $  11.42    $ 13.98     $  14.45
-------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                      (0.25)         (0.11)       (0.08)     (0.05)       (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments      (0.61)         (7.00)        2.64       0.52         2.35
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (0.86)         (7.11)        2.56       0.47         2.22
-------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net realized gain                                      (1.11)         (0.02)          --         --           --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   18.55      $   11.42     $  13.98    $ 14.45     $  16.67
-------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                         (4.12)        (38.31)       22.42       3.36(5)     15.36(5)
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $     120      $      40     $     35    $    25     $     20
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                  1.98           2.03         2.10       2.04         2.01
-------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)        --             --           --       2.09         2.06
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)      (1.25)         (0.75)       (0.66)     (0.36)       (0.87)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                         71            114          140         97           74
-------------------------------------------------------------------------------------------------------------------------

(1)   Audited by previous auditor.

(2)   Based on the average of the shares outstanding.

(3)   Less than $0.01 per share.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended December 31, 2004 and 2005 would have been 4.09% and 16.21% for Class A, 3.31% and 15.31% for Class B and 3.31% and 15.31% for Class C, respectively.

58 FUND DETAILS

Large Cap Select Fund

Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                     12-31-01(1)    12-31-02(1)    12-31-03(2)    12-31-04   12-31-05
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $20.74         $18.78         $15.27       $17.80     $18.44
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(3)                                      (0.03)            --(4)       (0.01)        0.08       0.05
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               (0.74)         (2.83)          2.63         0.84      (0.48)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     (0.77)         (2.83)          2.62         0.92      (0.43)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                              --             --             --        (0.07)     (0.04)
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                               (1.19)         (0.68)         (0.09)       (0.21)     (0.37)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     (1.19)         (0.68)         (0.09)       (0.28)     (0.41)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $18.78         $15.27         $17.80       $18.44     $17.60
----------------------------------------------------------------------------------------------------------------------------------
Total return(5,6) (%)                                                (3.73)        (15.08)         17.15         5.17      (2.38)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   59         $   50         $   55       $   65     $   58
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                           1.44           1.38           1.51         1.34       1.36
----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)               1.52           1.48           1.89         1.44       1.47
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)      (0.14)         (0.01)         (0.03)        0.45       0.26
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                  13             18             22           13         23
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                12-31-03(8)     12-31-04     12-31-05
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 16.29        $  17.76    $  18.33
---------------------------------------------------------------------------------------------------
Net investment loss                                             (0.03)          (0.03)      (0.09)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments(3)        1.59            0.81       (0.48)
---------------------------------------------------------------------------------------------------
Total from investment operations                                 1.56            0.78       (0.57)
---------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------
From net realized gain                                          (0.09)          (0.21)      (0.37)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 17.76        $  18.33    $  17.39
---------------------------------------------------------------------------------------------------
Total return(5,6) (%)                                            9.57(9)         4.40       (3.14)
---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $     2        $      6    $      5
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      2.13(10)        2.09        2.11
---------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)          3.02(10)        2.19        2.22
---------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)          (0.49)(10)      (0.18)      (0.50)
---------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             22              13          23
---------------------------------------------------------------------------------------------------

                                                                FUND DETAILS  59

CLASS C SHARES  PERIOD ENDED                              12-31-03(8)      12-31-04    12-31-05
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 16.29         $ 17.76    $ 18.33
-----------------------------------------------------------------------------------------------
Net investment loss(3)                                       (0.03)             --(4)   (0.09)
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments        1.59            0.78      (0.48)
-----------------------------------------------------------------------------------------------
Total from investment operations                              1.56            0.78      (0.57)
-----------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------
From net realized gain                                       (0.09)          (0.21)     (0.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 17.76         $ 18.33    $ 17.39
-----------------------------------------------------------------------------------------------
Total return(5,6) (%)                                         9.57(9)         4.40      (3.14)
-----------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $     1         $     6    $     7
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                   2.13(10)        2.09       2.11
-----------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)       3.02(10)        2.19       2.22
-----------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)       (0.45)(10)      (0.01)     (0.49)
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          22              13         23
-----------------------------------------------------------------------------------------------

(1)   Audited by previous auditor.

(2) Effective 8-25-03, shareholders of the former M.S.B. Fund, Inc. became owners of an equal number of full and fractional Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

(3)   Based on the average of the shares outstanding.

(4)   Less than $0.01 per share.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Class B and Class C shares began operations on 8-25-03.

(9)   Not annualized.

(10)  Annualized.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended December 31, 2001, 2002, 2003, 2004 and 2005 would have been (3.81%), (15.18%), 16.77%, 5.07%, and
(2.49%) for Class A, respectively, and the returns for the periods or years ended December 31, 2003, 2004 and 2005, 9.26%, 4.30% and (3.25%) for Class B,
and 9.26%, 4.30% and (3.25%) for Class C, respectively.

60 FUND DETAILS

Mid Cap Equity Fund

Figures audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                             10-31-03(1)    10-31-04    10-31-05
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.00       $ 11.35    $ 11.61
---------------------------------------------------------------------------------------------
Net investment loss(2)                                       (0.01)        (0.06)     (0.08)
---------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments               1.36          0.50       2.38
---------------------------------------------------------------------------------------------
Total from investment operations                              1.35          0.44       2.30
---------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------
From net realized gain                                          --         (0.18)     (0.53)
---------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 11.35       $ 11.61    $ 13.38
---------------------------------------------------------------------------------------------
Total return(3,4) (%)                                        13.50(5)       3.92      20.31
---------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $     2       $     2    $     2
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                   1.20(6)       1.20       1.20
---------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)       6.20(6)       2.42       2.97
---------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)       (0.57)(6)     (0.56)     (0.65)
---------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          48            46         63
---------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                             10-31-03(1)    10-31-04    10-31-05
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.00       $ 11.33    $ 11.54
----------------------------------------------------------------------------------------------
Net investment loss(2)                                       (0.03)        (0.12)     (0.14)
----------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments               1.36          0.51       2.36
----------------------------------------------------------------------------------------------
Total from investment operations                              1.33          0.39       2.22
----------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------
From net realized gain                                          --         (0.18)     (0.53)
----------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 11.33       $ 11.54    $ 13.23
----------------------------------------------------------------------------------------------
Total return(3,4) (%)                                        13.30(5)       3.49      19.72
----------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         --(8)         --(8)      --(8)
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                   1.90(6)       1.65       1.65
---------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)       6.90(6)       2.87       3.42
----------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)       (1.27)(6)     (1.01)     (1.10)
----------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          48            46         63
----------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 61

CLASS C SHARES  PERIOD ENDED                                10-31-03(1)   10-31-04   10-31-05
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.00      $11.33     $11.54
-----------------------------------------------------------------------------------------------
Net investment loss(2)                                          (0.03)      (0.12)     (0.14)
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                  1.36        0.51       2.36
-----------------------------------------------------------------------------------------------
Total from investment operations                                 1.33        0.39       2.22
-----------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------
From net realized gain                                             --       (0.18)     (0.53)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.33      $11.54     $13.23
-----------------------------------------------------------------------------------------------
Total return(3,4) (%)                                           13.30(5)     3.49      19.72
-----------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            --(8)       --(8)      --(8)
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.90(6)     1.65       1.65
-----------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)          6.90(6)     2.87       3.42
-----------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)          (1.27)(6)   (1.01)     (1.10)
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             48          46         63
-----------------------------------------------------------------------------------------------

(1)   Class A, Class B and Class C shares began operations on 8-4-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Less than $500,000.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, the returns for the period or years ended October 31, 2003, 2004 and 2005 would have been 12.29%, 2.70% and 18.54% for
Class A, 12.09%, 2.27% and 17.95% for Class B, and 12.09%, 2.27% and 17.95% for
Class C, respectively.

62 FUND DETAILS

Mid Cap Growth Fund

Figures for the years ended 10-31-03, 10-31-04 and 10-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                 10-31-01   10-31-02      10-31-03   10-31-04      10-31-05
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 16.03    $  7.66       $  6.47    $  8.43       $  8.33
--------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                          (0.12)     (0.11)        (0.11)     (0.12)        (0.12)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (7.48)     (1.08)         2.07       0.02          1.43
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (7.60)     (1.19)         1.96      (0.10)         1.31
--------------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net realized gain                                          (0.77)        --            --         --            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  7.66    $  6.47       $  8.43    $  8.33       $  9.64
--------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                            (49.87)    (15.54)        30.29      (1.19)(3)     15.73(3)
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $    85    $    85       $   107    $    98       $   101
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.63       1.89          1.98       1.75          1.74
--------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(4) (%)            --         --            --       1.79          1.79
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)          (1.13)     (1.52)        (1.62)     (1.44)        (1.35)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            211        267(5)        183         75            71
--------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                 10-31-01   10-31-02      10-31-03   10-31-04      10-31-05
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.08    $  7.13       $  5.98    $  7.74       $  7.59
--------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                          (0.18)     (0.16)        (0.15)     (0.17)        (0.17)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (7.00)     (0.99)         1.91       0.02          1.31
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (7.18)     (1.15)         1.76      (0.15)         1.14
--------------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net realized gain                                          (0.77)        --            --         --            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  7.13    $  5.98       $  7.74    $  7.59       $  8.73
--------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                            (50.24)    (16.13)        29.43      (1.94)(3)     15.02(3)
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $   101    $    46       $    48    $    34       $    26
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      2.33       2.56          2.67       2.45          2.44
--------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(4) (%)            --         --            --       2.49          2.49
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)          (1.83)     (2.20)        (2.31)     (2.14)        (2.03)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            211        267(5)        183         75            71
--------------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 63

CLASS C SHARES  PERIOD ENDED                                 10-31-01   10-31-02      10-31-03   10-31-04      10-31-05
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.07    $  7.13       $  5.99    $  7.74       $  7.59
--------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                          (0.18)     (0.16)        (0.15)     (0.17)        (0.17)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (6.99)     (0.98)         1.90       0.02          1.31
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (7.17)     (1.14)         1.75      (0.15)         1.14
--------------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net realized gain                                          (0.77)        --            --         --            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  7.13    $  5.99       $  7.74    $  7.59       $  8.73
--------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                            (50.21)    (15.99)        29.22      (1.94)(3)     15.02(3)
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $     3    $     2       $     3    $     3       $     3
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      2.33       2.58          2.68       2.45          2.44
--------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(4) (%)            --         --            --       2.49          2.49
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)          (1.83)     (2.21)        (2.32)     (2.14)        (2.05)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            211        267(5)        183         75            71
--------------------------------------------------------------------------------------------------------------------------

(1)   Based on the average of the shares outstanding.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4) Does not take into consideration expense reductions during the periods shown.

(5)   Excludes merger activity.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended October 31, 2004 and 2005 would have been (1.23%) and 15.68% for Class A, (1.98%) and 14.97% for Class B and (1.98%) and 14.97% for Class C, respectively.

64 FUND DETAILS

Multi Cap Growth Fund
Figures audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                 10-31-01(1,2) 10-31-02(2) 10-31-03   10-31-04   10-31-05
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.00       $  6.78     $  5.71    $  7.33    $  7.92
-----------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                          (0.05)        (0.06)      (0.03)     (0.05)     (0.03)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (3.17)        (0.91)       1.65       0.64       0.67
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (3.22)        (0.97)       1.62       0.59       0.64
-----------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income                                         --         (0.10)         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  6.78       $  5.71     $  7.33    $  7.92    $  8.56
-----------------------------------------------------------------------------------------------------------------------
Total return(4,5) (%)                                          (32.20)(6)    (14.24)      28.37       8.05       8.08
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $     2       $     2     $     3    $     5    $     6
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.40(7)       1.40        1.40       1.40       1.40
-----------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)          6.03(7)       4.05        3.29       2.51       2.40
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)          (0.80)(7)     (0.96)      (0.55)     (0.71)     (0.40)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            106           103          66         64         56
-----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                 10-31-01  (1,2)10-31-02(2) 10-31-03   10-31-04   10-31-05
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.00        $  6.74     $  5.68    $  7.24    $  7.77
-----------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                          (0.10)         (0.11)      (0.08)     (0.10)     (0.09)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (3.16)         (0.89)       1.64       0.63       0.66
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (3.26)         (1.00)       1.56       0.53       0.57
-----------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income                                         --          (0.06)         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  6.74        $  5.68     $  7.24    $  7.77    $  8.34
-----------------------------------------------------------------------------------------------------------------------
Total return(4,5) (%)                                          (32.60)(6)     (14.80)      27.46       7.32       7.34
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $     1        $     1     $     3    $     3    $     3
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      2.10(7)        2.10        2.10       2.06       2.10
-----------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)          6.73(7)        4.75        3.99       3.17       3.10
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)          (1.57)(7)      (1.66)      (1.27)     (1.37)     (1.04)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            106            103         66         64         56
-----------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 65

CLASS C SHARES  PERIOD ENDED                                 10-31-01(1,2) 10-31-02(2) 10-31-03   10-31-04   10-31-05
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.00       $  6.74     $  5.68    $  7.24    $  7.77
----------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                          (0.10)        (0.11)      (0.08)     (0.11)     (0.08)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (3.16)        (0.89)       1.64       0.64       0.65
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (3.26)        (1.00)       1.56       0.53       0.57
----------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income                                         --         (0.06)         --         --         --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  6.74       $  5.68     $  7.24    $  7.77    $  8.34
----------------------------------------------------------------------------------------------------------------------
Total return(4,5) (%)                                          (32.60)(6)    (14.79)      27.46       7.32       7.34
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $     1       $     1     $     1    $     2    $     1
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      2.10(7)       2.09        2.10       2.10       2.10
----------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)          6.72(7)       4.74        3.99       3.21       3.10
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)          (1.56)(7)     (1.65)      (1.26)     (1.39)     (0.99)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            106           103          66         64         56
-----------------------------------------------------------------------------------------------------------------------

(1)   Class A, Class B and Class C shares began operations on 12-1-00.

(2)   Audited by previous auditor.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended October 31, 2001, 2002, 2003, 2004 and 2005 would have been (36.45%), (16.89%), 26.48%, 6.94% and
7.08% for Class A, (36.85%), (17.45%), 25.57%, 6.21% and 6.34% for Class B and
(36.84%), (17.44%), 25.57%, 6.21% and 6.34% for Class C.

66 FUND DETAILS

Small Cap Fund

Figures for the years ended 10-31-03, 10-31-04 and 10-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                10-31-01   10-31-02(1)  10-31-03   10-31-04     10-31-05(2)
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  14.64   $  12.99     $   8.22   $  10.06     $  11.44
----------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                         (0.29)     (0.16)       (0.05)     (0.09)       (0.11)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         (1.17)      0.36(4)      2.22       1.61         1.61
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                               (1.46)      0.20         2.17       1.52         1.50
----------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------
From net realized gain                                         (0.19)     (4.97)       (0.33)     (0.14)       (1.38)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  12.99   $   8.22     $  10.06   $  11.44     $  11.56
----------------------------------------------------------------------------------------------------------------------
Total return(5,6) (%)                                          (9.92)     (3.59)       27.41      15.25        13.44
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     10   $     11     $     16   $     28     $    105
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                     1.97       2.28         1.18       1.23         1.57
----------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)         2.07       2.69         2.60       2.23         1.65
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)         (1.54)     (1.92)       (0.57)     (0.80)       (0.99)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            65         92           79        129          145
----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                                                             10-31-05(2,8)
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                     $  11.21
----------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                                                                      (0.17)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                              0.45
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                             0.28
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                           $  11.49
----------------------------------------------------------------------------------------------------------------------
Total return(5,6) (%)                                                                                        2.50(9)
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                  $      9
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                                  2.27(10)
----------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)                                                      2.35(10)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                                                      (1.67)(10)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                        145
----------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 67

CLASS C SHARES  PERIOD ENDED                                                                            10-31-05(2,8)
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                    $  11.21
----------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                                                                     (0.17)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                             0.45
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                            0.28
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                          $  11.49
----------------------------------------------------------------------------------------------------------------------
Total return(5,6) (%)                                                                                       2.50(9)
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                 $     31
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                                 2.27(10)
----------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)                                                     2.35(10)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                                                     (1.67)(10)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                       145
----------------------------------------------------------------------------------------------------------------------

(1) On 6-24-02, the Advisors' Inner Circle Fund Independence Small Cap Portfolio acquired the assets and liabilities of the UAM Independence Small Cap Portfolio, a series of the UAM Funds, Inc. The operations of the Advisers' Inner Circle Fund Independence Small Cap Portfolio prior to the acquisition were those of the predecessor fund, the UAM Independence Small Cap Portfolio.

(2) Effective 12-3-04, shareholders of the former Independence Small Cap Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A shares of John Hancock Small Cap Fund.

(3)   Based on the average of the shares outstanding.

(4) The per share amount does not accord with the aggregate net losses on investments because of the sales and repurchase of the Fund's shares in relation to fluctuating market value of the investments in the Fund.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Class B and Class C shares began operations on 12-6-04.

(9)   Not annualized.

(10)  Annualized.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended October 31, 2001, 2002, 2003, 2004 and 2005 would have been (10.02%), 4.00%, 25.99%, 14.25% and
13.36% for Class A, respectively. Returns for the period ended October 31, 2005 would have been 2.42% for Class B and 2.42% for Class C.

68 FUND DETAILS

Small Cap Equity Fund

Figures for the years ended 10-31-03, 10-31-04 and 10-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                  10-31-01(1)   10-31-02(1) 10-31-03    10-31-04    10-31-05
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  22.07      $  16.59    $  11.43    $  15.61    $  17.38
---------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                           (0.18)        (0.16)      (0.12)      (0.13)      (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           (3.49)        (4.83)       4.30        1.90        2.82
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (3.67)        (4.99)       4.18        1.77        2.62
---------------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net realized gain                                           (1.81)        (0.17)         --          --          --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  16.59      $  11.43    $  15.61    $  17.38    $  20.00
---------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                             (18.02)       (30.44)      36.57       11.34(4)    15.07(4)
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $    353      $    201    $    220    $    213    $    214
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                       1.35          1.58        1.83        1.48        1.42
---------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)             --            --          --        1.51        1.47
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)           (0.95)        (1.00)      (0.91)      (0.79)      (1.05)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              66            44          52          54          38
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                  10-31-01(1)   10-31-02(1)  10-31-03   10-31-04    10-31-05
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  21.51      $  16.02     $  10.96   $  14.85    $  16.43
---------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                           (0.31)        (0.26)       (0.19)     (0.24)      (0.31)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           (3.37)        (4.63)        4.08       1.82        2.65
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (3.68)        (4.89)        3.89       1.58        2.34
---------------------------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net realized gain                                           (1.81)        (0.17)          --         --          --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  16.02      $  10.96     $  14.85   $  16.43    $  18.77
---------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                             (18.58)       (30.90)       35.49      10.64(4)    14.24(4)
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $    288      $    175     $    191   $    168    $    140
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                       2.05          2.28         2.53       2.18        2.12
---------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)             --            --           --       2.21        2.17
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)           (1.65)        (1.70)       (1.61)     (1.48)      (1.75)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              66            44           52         54          38
---------------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 69

CLASS C SHARES  PERIOD ENDED                                  10-31-01(1)   10-31-02(1)  10-31-03   10-31-04    10-31-05
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  21.51      $  16.02     $  10.96   $  14.86    $  16.43
---------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                           (0.30)        (0.26)       (0.20)     (0.24)      (0.31)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           (3.38)        (4.63)        4.10       1.81        2.65
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (3.68)        (4.89)        3.90       1.57        2.34
---------------------------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net realized gain                                           (1.81)        (0.17)          --         --          --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  16.02      $  10.96     $  14.86   $  16.43    $  18.77
---------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                             (18.58)       (30.90)       35.58      10.57(4)    14.24(4)
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $     96      $     63     $     74   $     59    $     48
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                       2.05          2.28         2.52       2.17        2.12
---------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)             --            --           --       2.20        2.17
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)           (1.62)        (1.70)       (1.61)     (1.47)      (1.75)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              66            44           52         54          38
---------------------------------------------------------------------------------------------------------------------------

(1)   Audited by previous auditor.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended October 31, 2004 and 2005 would have been 11.31% and 15.02% for Class A, 10.61% and 14.19% for Class B and 10.54% and 14.19% for Class C, respectively.

70 FUND DETAILS

Small Cap Intrinsic Value Fund

Figures audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                                                                  12-31-05 (1)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                          $      10.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                                                                               (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                                       1.72
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                      1.71
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                                                               (0.85)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                $      10.86
-------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                                                                  17.28(4,5)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                       $          3
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                                           1.45(6)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)                                                               4.89(6)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                                                               (0.08)(6)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  97
-------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                                                                                  12-31-0 5 (1)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                          $      10.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                                                                               (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                                       1.71
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                      1.66
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                                                               (0.85)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                $      10.81
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                                                                  16.78(4,5)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                 --(8)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                                           1.95(6)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)                                                                 5.39(6)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                                                               (0.57)(6)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  97
-------------------------------------------------------------------------------------------------------------------------------

                                                                FUND DETAILS  71

CLASS C SHARES  PERIOD ENDED                                                                                  12-31-05 (1)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                          $      10.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                                                                               (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                                       1.71
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                      1.66
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                                                               (0.85)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                $      10.81
-------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                 --(8)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                                           1.95(6)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)                                                               5.39(6)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                                                               (0.57)(6)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  97
-------------------------------------------------------------------------------------------------------------------------------

(1)   Beginning of operations from 2-28-05 through 12-31-05.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5) Total return would have been lower had certain expenses not been reduced during the period shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the period shown.

(8)   Less than $500,000.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period ended October 31, 2005 would have been 14.40% for Class A, 13.90% for Class B and 13.90% for Class C, respectively.

72 FUND DETAILS

Sovereign Investors Fund

Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                               12-31-01(1,2)    12-31-02 (1)    12-31-03    12- 31-04    12-31-05
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $       23.35    $      19.88    $  15.81    $   18.74    $  19.54
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                            0.32            0.24        0.14         0.17        0.18
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (1.77)          (3.94)       2.93         0.80        0.27
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (1.45)          (3.70)       3.07         0.97        0.45
--------------------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         (0.37)          (0.25)      (0.14)       (0.17)      (0.18)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                             (1.65)          (0.12)         --           --       (1.30)
--------------------------------------------------------------------------------------------------------------------------------
                                                                   (2.02)          (0.37)      (0.14)       (0.17)      (1.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $       19.88    $      15.81    $  18.74    $   19.54    $  18.51
--------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                               (6.06)          (18.68)      19.55         5.23        2.28(5)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $       1,217    $        908    $    998    $     936    $    818
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                         1.10            1.17        1.24         1.20        1.19
--------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)               --              --          --           --        1.20
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)            1.50            1.36        0.85         0.91        0.92
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                76              85          47           20          30
--------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                               12-31-01(1,2)    12-31-02 (1)    12-31-03    12- 31-04    12-31-05
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $       23.31        $  19.86    $  15.79    $   18.71    $  19.49
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                            0.17            0.12        0.03         0.03        0.04
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (1.76)          (3.94)       2.92         0.80        0.27
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (1.59)          (3.82)       2.95         0.83        0.31
--------------------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         (0.21)          (0.13)      (0.03)       (0.05)      (0.04)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                             (1.65)          (0.12)         --           --       (1.30)
--------------------------------------------------------------------------------------------------------------------------------
                                                                   (1.86)          (0.25)      (0.03)       (0.05)      (1.34)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $       19.86        $  15.79    $  18.71    $   19.49    $  18.46
--------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                                (6.66)         (19.29)      18.75         4.45        1.57(5)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $         551        $    328    $    315    $     232    $    155
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                         1.80            1.87        1.94         1.90        1.89
--------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)               --              --          --           --        1.90
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)            0.80            0.65        0.16         0.18        0.21
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                76              85          47           20          30
--------------------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 73

CLASS C SHARES  PERIOD ENDED                               12-31-01(1,2)    12-31-02 (1)    12-31-03    12- 31-04    12-31-05
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $       23.33        $  19.88    $  15.81    $   18.73    $  19.52
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                            0.17            0.12        0.03         0.04        0.04
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             (1.76)          (3.94)       2.92         0.80        0.27
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (1.59)          (3.82)       2.95         0.84        0.31
--------------------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         (0.21)          (0.13)      (0.03)       (0.05)      (0.04)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                             (1.65)          (0.12)         --           --       (1.30)
--------------------------------------------------------------------------------------------------------------------------------
                                                                   (1.86)          (0.25)      (0.03)       (0.05)      (1.34)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $       19.88        $  15.81    $  18.73    $   19.52    $  18.49
--------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                                (6.66)         (19.27)      18.73         4.50        1.57(5)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $          17        $     24    $     32    $      27    $     17
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                         1.80            1.87        1.94         1.90        1.89
--------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)               --              --          --           --        1.90
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)            0.82            0.67        0.14         0.19        0.21
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                76              85          47           20          30
--------------------------------------------------------------------------------------------------------------------------------

(1)   Audited by previous auditor.

(2) As required, effective 1-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 12-31-01, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 1-1-01, have not been restated to reflect this change in presentation.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total return would have been lower had certain expenses not been reduced during the period shown.

(6) Does not take into consideration expense reductions during the period shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended December 31, 2005 would have been 2.27% for Class A, 1.56% for Class B and 1.56% for Class C, respectively.

74 FUND DETAILS

U.S. Global Leaders Growth Fund

Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                 6-30-01 (1)  6-30-02 (1,2)      12-31-02 (1,3)       12-31-03    12-31-04  12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    26.37  $       24.98       $       24.03       $  21.57    $  25.72  $  27.84
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(4)                   (0.14)         (0.09)               0.01             --(5)     0.15     (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                    (1.25)         (0.86)              (2.47)          4.15        2.04      0.64
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (1.39)         (0.95)              (2.46)          4.15        2.19      0.60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                           --             --                  --             --       (0.07)       --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    24.98  $       24.03       $       21.57       $  25.72    $  27.84  $  28.44
------------------------------------------------------------------------------------------------------------------------------------
Total return(6) (%)                               (5.27)         (3.80)(7)          (10.24)(7,8)    19.24(7)     8.51      2.16(7)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)      $       81  $         150       $         237       $    392    $    893  $  1,271
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)        1.38           1.37                1.27(9)        1.35        1.32     1.28
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net
   assets(10) (%)                                    --           1.40                1.36(9)        1.36          --     1.33
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
   average net assets (%)                         (0.54)         (0.36)               0.07(9)       (0.02)       0.57     (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                3              3                   1             15          16        28(11)
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                              6-30-02(1,12)      12-31-02(1,3)       12-31-03    12-31-04  12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $       25.81       $       24.01       $  21.47    $  25.41  $  27.36
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(4)                                           (0.02)              (0.07)         (0.18)      (0.05)    (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                                   (1.78)              (2.47)          4.12        2.00      0.63
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (1.80)              (2.54)          3.94        1.95      0.39
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $       24.01       $       21.47       $  25.41    $  27.36  $  27.75
------------------------------------------------------------------------------------------------------------------------------------
Total return(6) (%)                                              (6.97)(7,8)        (10.58)(7,8)    18.35(7)     7.67      1.43(7)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $          12       $          73       $    164    $    208  $    218
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                       2.13(9)             2.02(9)        2.10        2.07      2.03
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net
   assets(10) (%)                                                 2.39(9)             2.11(9)        2.11          --      2.08
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net
   assets (%)                                                    (0.93)(9)           (0.67)(9)      (0.77)      (0.21)    (0.88)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               3                   1             15          16        28(11)
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FUND DETAILS 75

CLASS C SHARES  PERIOD ENDED                              6-30-02(1,12)       12-31-02(1,3)      12-31-03    12-31-04  12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $       25.81       $       24.01       $  21.47    $  25.41  $  27.36
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(4)                                           (0.02)              (0.07)         (0.18)      (0.04)    (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                                   (1.78)              (2.47)          4.12        1.99      0.63
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (1.80)              (2.54)          3.94        1.95      0.39
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $       24.01       $       21.47       $  25.41    $  27.36  $  27.75
------------------------------------------------------------------------------------------------------------------------------------
Total return(6) (%)                                              (6.97)(7,8)        (10.58)(7,8)    18.35(7)     7.67      1.43(7)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $           6       $          49       $    160    $    246  $    284
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                       2.12(9)             2.02(9)        2.10        2.07      2.03
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net
   assets(10) (%)                                                 2.38(9)             2.11(9)        2.11          --      2.08
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net
   assets (%)                                                    (0.96)(9)           (0.67)(9)      (0.77)      (0.17)    (0.88)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               3                   1             15          16        28(11)
------------------------------------------------------------------------------------------------------------------------------------

(1)   Audited by previous auditor.

(2) Effective 5-17-02, shareholders of the former US Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.

(3)   Effective 12-31-02, the fiscal year changed from June 30 to December 31.

(4)   Based on the average of the shares outstanding.

(5)   Less than $0.01 per share.

(6) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(7) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(8)   Not annualized.

(9)   Annualized.

(10) Does not take into consideration expense reductions during the periods shown.

(11)  Excludes merger activity.

(12) Class B and Class C shares began operations on 5-20-02. Class R shares began on 8-5-03.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the periods ended June 30, 2002 and December 31, 2002 and years ended December 31, 2003 and 2005 would have been (3.83%), (10.29%), 19.23% and 2.11% for Class A, (7.00%), (10.63%), 18.34% and
1.38% for Class B, and (7.00%), (10.63%),18.34% and 1.38% for Class C,
respectively.

76 FUND DETAILS

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC  EQTPN  8/06

[JOHN HANCOCK(R) LOGO]

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

--------------------------------------------------------------------------------

Now available: electronic delivery

www.jhfunds.com/edelivery

--------------------------------------------------------------------------------

[JOHN HANCOCK(R) LOGO]
-----------------------
  JOHN HANCOCK FUNDS

                                                       John Hancock Equity Funds
--------------------------------------------------------------------------------

                                                        INSTITUTIONAL CLASS I

                                                                Balanced Fund

                                                           Classic Value Fund

                                                             Core Equity Fund

                                                        Large Cap Equity Fund

                                                        Large Cap Select Fund

                                                          Mid Cap Equity Fund

                                                          Mid Cap Growth Fund

                                                               Small Cap Fund

                                                        Small Cap Equity Fund

                                               Small Cap Intrinsic Value Fund

                                                     Sovereign Investors Fund

                                              U.S. Global Leaders Growth Fund

--------------------------------------------------------------------------------

Prospectus
3.1.2006

as revised 8.1.2006

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

      JOHN HANCOCK EQUITY FUNDS -- INSTITUTIONAL CLASS I
      --------------------------------------------------------------------------
      Balanced Fund                                                            4
      Classic Value Fund                                                       6
      Core Equity Fund                                                         8
      Large Cap Equity Fund                                                   10
      Large Cap Select Fund                                                   12
      Mid Cap Equity Fund                                                     14
      Mid Cap Growth Fund                                                     16
      Small Cap Fund                                                          18
      Small Cap Equity Fund                                                   20
      Small Cap Intrinsic Value Fund                                          22
      Sovereign Investors Fund                                                24
      U.S. Global Leaders Growth Fund                                         26

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Who can buy shares                                                      28
      Opening an account                                                      28
      Buying shares                                                           30
      Selling shares                                                          31
      Transaction policies                                                    33
      Dividends and account policies                                          35
      Additional investor services                                            35

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      36
      Management biographies                                                  37
      Financial highlights                                                    38

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Equity Funds -- Institutional Class I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of March 31, 2006, managed approximately $29 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals

[LOGO]

Past performance

The fund's total return, measured year-by-year and over time

[LOGO]

Main risks

The major risk factors associated with the fund

[LOGO]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses

Balanced Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

With regard to the fund's equity securities, the managers look for companies that appear to be undervalued compared to their historical valuations relative to the market. The managers use fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The managers also consider an issuer's dividend-paying prospects and overall financial strength.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 4.78%
Best quarter: Q2 '03, 9.92%
Worst quarter: Q1 '03, -0.71%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                            2003   2004    2005
--------------------------------------------------------------------------------
                                                           18.87%  7.31%  14.02%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                                1 year   Class I
--------------------------------------------------------------------------------
Class I before tax (began 3-1-02)                                14.02%    4.94%
--------------------------------------------------------------------------------
Class I after tax on distributions                               12.71%    3.88%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                     9.86%    3.64%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                       4.91%    4.41%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                      2.37%    5.46%
--------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.60%
--------------------------------------------------------------------------------
Other expenses                                                             0.24%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.84%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $   86   $  268   $  466   $ 1,037

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the Adviser

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffrey N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers

See page 37 for the management biographies.

FUND CODES

Class I   Ticker           SVBIX
          CUSIP            47803P807
          Newspaper        --
          SEC number       811-0560
          JH fund number   432

Classic Value Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $5.6 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o     cheap on the basis of current price to estimated normal level of earnings;

o     current earnings below normal levels;

o     a sound plan to restore earnings to normal;

o     a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 4.62%
Best quarter: Q2 '03, 20.72%
Worst quarter: Q1 '03, -5.57%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                          2003   2004      2005

                                                         36.81%  14.77%    9.28%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                        Life of
                                                                1 year  Class I
--------------------------------------------------------------------------------
Class I before tax (began 11-11-02)                               9.28%   21.33%
--------------------------------------------------------------------------------
Class I after tax on distributions                                8.72%   20.81%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                     6.23%   18.35%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                       4.91%   13.98%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                          7.05%   17.79%
--------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.84%
--------------------------------------------------------------------------------
Other expenses                                                             0.14%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.98%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)                 0.04%
--------------------------------------------------------------------------------
Net annual operating expenses                                              0.94%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $   96   $  308   $  538   $ 1,198

--------------------------------------------------------------------------------

SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

PORTFOLIO MANAGERS

Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

Antonio DeSpirito, III
Joined fund team in 2006

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I   Ticker           JCVIX
          CUSIP            409902756
          Newspaper        --
          SEC number       811-1677
          JH fund number   438

Core Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks, ADRs and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have improving fundamentals and attractive valuations. The subadviser's investment research team performs fundamental research, develops financial projections and monitors consensus-based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced;

o     improving fundamentals, meaning they show potential for strong growth.

The portfolio managers construct and manage the portfolio using the ranked list. This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 3.72%
Best quarter: Q2 '03, 11.69%
Worst quarter: Q1 '03, -3.39%
After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                        2003     2004      2005

                                                        24.38%    9.39%    8.19%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                        Life of
                                                                1 year  Class I
--------------------------------------------------------------------------------
Class I before tax (began 3-1-02)                                 8.19%    3.98%
--------------------------------------------------------------------------------
Class I after tax on distributions                                8.19%    3.98%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                     5.33%    3.41%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                       4.91%    4.41%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.75%
--------------------------------------------------------------------------------
Other expenses                                                             0.15%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.90%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $   92   $  287   $  498   $ 1,108

--------------------------------------------------------------------------------

SUBADVISER

Independence Investments LLC

Responsible for day-to-day investment management

A subsidiary of Convergent Capital Management LLC

Founded in 1982

Supervised by the adviser

PORTFOLIO MANAGERS

John C. Forelli, CFA
Joined fund team in 2004

Jay C. Leu, CFA
Joined fund team in 2004

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I  Ticker           JHCIX
         CUSIP            409902848
         Newspaper        --
         SEC number       811-1677
         JH fund number   423

Large Cap Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $813.0 million to $387.4 billion as of March 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value.

These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.

The fund may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows the fund's calendar year total returns, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 7.76%
Best quarter: Q2 '03, 12.52%
Worst quarter: Q2 '02, -19.74%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                               2002     2003      2004     2005

                                              -35.55%   24.85%    4.68%   16.75%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                        Life of
                                                               1 year   Class I
--------------------------------------------------------------------------------
Class I before tax (began 3-1-01)                               16.75%    -2.15%
--------------------------------------------------------------------------------
Class I after tax on distributions                              16.75%    -2.53%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                   10.89%    -2.00%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                      4.91%     1.81%
--------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                            0.625%
--------------------------------------------------------------------------------
Other expenses                                                            0.155%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.78%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $   80   $  249   $  433   $   966

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2004
Analysis of specific issuers

Robert C. Junkin, CPA
Joined fund team in 2003
Analysis of specific issuers

See page 37 for the management biographies.

FUND CODES

Class I   Ticker           JLVIX
          CUSIP            41013P608
          Newspaper        --
          SEC number       811-0560
          JH fund number   450

Large Cap Select Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S. based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 3.46%
Best quarter: Q4 '04, 6.68%
Worst quarter: Q3 '04, -4.34%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                               2004       2005

                                                               5.40%     -1.98%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                        Life of
                                                              1 year    Class I
--------------------------------------------------------------------------------
Class I before tax (began 8-25-03)                            -1.98%      5.65%
--------------------------------------------------------------------------------
Class I after tax on distributions                            -2.48%      5.19%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                 -0.88%      4.71%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                    4.91%     12.17%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                            0.75%
--------------------------------------------------------------------------------
Other expenses                                                            0.31%
--------------------------------------------------------------------------------
Total fund operating expenses                                             1.06%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)                0.11%
--------------------------------------------------------------------------------
Net fund operating expenses                                               0.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                     Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                        $ 97    $ 324    $ 572   $ 1,282
--------------------------------------------------------------------------------

SUBADVISER

Shay Assets Management, Inc.

Responsible for day-to-day investment management

Founded in 1981

Supervised by the adviser

PORTFOLIO MANAGERS

John J. McCabe
Managed fund since 1991

Mark F. Trautman
Managed fund since 1993

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           --
             CUSIP            409902715
             Newspaper        --
             SEC number       811-1677
             JH fund number   449

Mid Cap Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of medium-capitalization companies (companies in the capitalization range of the Standard & Poor's MidCap 400 Index, which was $453.5 million to $15.5 billion as of March 31, 2006). Equity securities include common and preferred stocks and their equivalents. The fund will primarily invest in securities of U.S. companies.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and attractive valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 7.17%
Best quarter: Q4 '04, 9.71%
Worst quarter: Q3 '04, -1.43%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's MidCap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                               2004       2005

                                                              12.39%     17.19%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                        Life of
                                                              1 year    Class I
--------------------------------------------------------------------------------
Class I before tax (began 8-4-03)                             17.19%     19.43%
--------------------------------------------------------------------------------
Class I after tax on distributions                            14.95%     17.48%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                 13.89%     16.09%
--------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index                            12.55%     19.89%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market causing the fund to underperform investments that focus either on small-or on large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)
--------------------------------------------------------------------------------
Management fee                                                            0.80%
--------------------------------------------------------------------------------
Other expenses                                                            1.87%
--------------------------------------------------------------------------------
Total fund operating expenses                                             2.67%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-28-07)                1.72%
--------------------------------------------------------------------------------
Net annual operating expenses                                             0.95%

The hypothetical example below shows what your expenses would be (after the expense reimbursement (first year only)) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                         $ 97    $ 666  $ 1,261   $ 2,875

(1) Expense information in this table has been restated to reflect current fees.

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Managed fund since it began in 2003

Alan E. Norton, CFA
Managed fund since it began in 2003

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           --
             CUSIP            478032717
             Newspaper        --
             SEC number       811-3390
             JH fund number   481

Mid Cap Growth Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $952.4 million to $21.9 billion as of March 31, 2006).

In managing the portfolio, the manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager typically identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

2006 return as of 3-31-06: 11.41%
Best quarter: Q2 '03, 20.13%
Worst quarter: Q3 '04, -6.40%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index,
an unmanaged index that includes 500 widely traded stocks.

Russell Midcap Growth Index,

an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                           2003    2004   2005

                                                          35.79%   5.77% 12.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                                1 year   Class I
--------------------------------------------------------------------------------
Class I before tax (began 3-1-02)                               12.51%    6.85%
--------------------------------------------------------------------------------
Class I after tax on distributions                              12.51%    6.85%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                    8.13%    5.90%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                      4.91%    4.41%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                                     12.10%    9.71%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                            0.80%
--------------------------------------------------------------------------------
Other expenses                                                            0.24%
--------------------------------------------------------------------------------
Total fund operating expenses                                             1.04%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                     Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $ 106    $ 331    $ 574   $ 1,271
--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGER

Thomas P. Norton, CFA
Joined fund team in 2002

See page 37 for the management biographies.

FUND CODES

Class I      Ticker           SPOIX
             CUSIP            409906740
             Newspaper        --
             SEC number       811-4630
             JH fund number   433

Small Cap Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (which, for purposes of this fund, are those companies with market capitalizations under $2 billion, or market capitalizations within the range of market capitalization of the companies in the Russell 2000 Index or the Standard & Poor's Small Cap 600 Index).

In managing the portfolio, the portfolio managers select securities using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that they believe are likely to show improving fundamental prospects with an identifiable catalyst for change. Such catalysts may include, but are not limited to, a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The portfolio managers attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The portfolio managers additionally narrow the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The fund may sell a security if, among other reasons, it reaches the target price set by the portfolio managers; the management team decides that the stock is statistically over-valued; or the portfolio managers believe earnings expectations or the fundamental outlook for the company have deteriorated.

The fund may purchase other types of securities that are not primary investment vehicles, such as U.S. dollar-denominated foreign securities and ADRs, certain exchange-traded funds ("ETFs") and certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 10.27%
Best quarter: Q3 '05, 5.11%
Worst quarter: Q1 '05, -5.31%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization companies.

-------------------------------------------------------------------------------
Class I calendar year total returns
-------------------------------------------------------------------------------
                                                                           2005

                                                                          4.72%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
-------------------------------------------------------------------------------
                                                                        Life of
                                                               1 year   Class A
-------------------------------------------------------------------------------
Class I before tax (began 12-6-04)                              4.72%     8.42%
-------------------------------------------------------------------------------
Class I after tax on distributions                              4.65%     8.35%
-------------------------------------------------------------------------------
Class I after tax on distributions, with sale                   3.15%     7.15%
-------------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index                           7.70%     9.24%*
-------------------------------------------------------------------------------
Russell 2000 Index                                              4.55%     6.31%
--------------------------------------------------------------- ----------------

*     For period 11-30-04 - 12-31-05

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies or the quantitative screening parameters do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.90%
--------------------------------------------------------------------------------
Other expenses                                                             0.28%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.18%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-28-07)                 0.08%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.10%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $  112   $  367   $  641   $ 1,425

--------------------------------------------------------------------------------

SUBADVISER

Independence Investments LLC

Responsible for day-to-day investment management

A subsidiary of Convergent Capital Management LLC

Founded in 1982

Supervised by the adviser

PORTFOLIO MANAGER

Charles S. Glovsky, CFA
Managed fund since 1998

See page 37 for the management biographies.

FUND CODES

Class I   Ticker           --
          CUSIP            41014V869
          Newspaper        --
          SEC number       811-4079
          JH fund number   482

Small Cap Equity Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $23.5 million to $5.4 billion as of March 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 14.09%
Best quarter: Q2 '03, 20.71%
Worst quarter: Q3 '02, -23.88%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                    2002    2003    2004    2005

                                                 -43.96%  50.22%  13.50%   8.81%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                                1 year   Class I
--------------------------------------------------------------------------------
Class I before tax (began 8-15-01)                               8.81%     1.38%
--------------------------------------------------------------------------------
Class I after tax on distributions                               8.81%     1.34%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                    5.72%     1.16%
--------------------------------------------------------------------------------
Russell 2000 Index                                               4.55%     9.47%
--------------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index                            7.70%    11.37%
--------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.70%
--------------------------------------------------------------------------------
Other expenses                                                             0.17%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.87%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $   89   $  278   $  482   $ 1,073

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I   Ticker           SPVIX
          CUSIP            409905841
          Newspaper        --
          SEC number       811-3999
          JH fund number   427

Small Cap Intrinsic Value Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $23.5 million to $5.4 billion as of March 31,
2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a value-oriented bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 35% of assets in foreign securities. The fund may invest up to 20% of assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investment that focus on medium- or large-capitalization stocks. Similarly, value stocks could underperform growth stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell its securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. Bond prices generally fall when interest rates rise and longer-maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)
--------------------------------------------------------------------------------
Management fee                                                             0.90%
--------------------------------------------------------------------------------
Other expenses                                                             3.69%
--------------------------------------------------------------------------------
Total fund operating expenses                                              4.59%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)                 3.39%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------------
Expenses                                   Year 1   Year 3     Year 5   Year 10
-------------------------------------------------------------------------------
Class I                                    $  122   $ 1,025   $ 1,995   $ 4,455

(1) Expense information in this table has been restated to reflect current fees.

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
Managed fund since it began in 2005

Timothy M. Malloy
Managed fund since it began in 2005

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I   Ticker           --
          CUSIP            41013P814
          Newspaper        --
          SEC number       811-0560
          JH fund number   464

Sovereign Investors Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2006, that range was $813.0 million to $387.4 billion.

At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 4.20%
Best quarter: Q4 '04, 6.70%
Worst quarter: Q3 '04, -2.25%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                                  2004      2005

                                                                 5.73%     2.76%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                                1 year   Class I
--------------------------------------------------------------------------------
Class I before tax (began 12-1-03)                               2.76%     5.94%
--------------------------------------------------------------------------------
Class I after tax on distributions                               1.26%     4.91%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                    3.13%     4.76%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                      4.91%     9.61%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.58%
--------------------------------------------------------------------------------
Other expenses                                                             0.14%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.72%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $   74   $  230   $  401   $   894

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I   Ticker           --
          CUSIP            47803P880
          Newspaper        --
          SEC number       811-0560
          JH fund number   429

U.S. Global Leaders Growth Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $813.0 million to $387.4 billion as of March 31, 2006).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment Past performance before and after taxes does not indicate future results.

Class I, total returns
2006 return as of 3-31-06: 1.18%
Best quarter: Q2 '03, 10.20%
Worst quarter: Q1 '05, -4.96%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                           2003    2004    2005

                                                          19.77%   8.94%   2.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                                 1 year  Class I
--------------------------------------------------------------------------------
Class I before tax (began 5-20-02)                                2.64%   3.20%
--------------------------------------------------------------------------------
Class I after tax on distributions                                2.64%   3.14%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                     1.72%   2.70%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                       4.91%   5.64%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.75%
--------------------------------------------------------------------------------
Other expenses                                                             0.15%
--------------------------------------------------------------------------------
Total fund operating expenses                                              0.90%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)                 0.05%
--------------------------------------------------------------------------------
Net annual operating expenses                                              0.85%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                        $ 87     $ 281    $ 493   $ 1,102

--------------------------------------------------------------------------------

SUBADVISER

Sustainable Growth Advisers, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

Gordon M. Marchand, CFA, CIC
Managed fund since 1995

George P. Fraise
Joined fund team in 2000

Robert L. Rohn
Joined fund team in 2003

Managers share investment strategy and decisions

See page 37 for the management biographies.

FUND CODES

Class I      Ticker            USLIX
             CUSIP             409902798
             Newspaper         --
             SEC number        811-1677
             JH fund number    426
                                                                              27

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

      o     Retirement and other benefit plans and their participants

      o Rollover assets for participants whose plans are invested in the fund

      o     Endowment funds and foundations

      o Any state, county or city, or its instrumentality, department, authority or agency

      o Accounts registered to insurance companies, trust companies and bank trust departments

      o     Investment companies not affiliated with the adviser

      o Investors who participate in fee-based, wrap and other investment platform programs

      o     Any entity that is considered a corporation for tax purposes

      o Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000.

      With respect to all funds except the Classic Value Fund, the minimum initial investment is $10,000 but there is no minimum investment for retirement plans with at least 350 eligible employees. With respect to the Classic Value Fund:

      o You are only permitted to buy Fund shares with a minimum initial investment of $50,000. A shareholder with an account in the Class Value Fund established on or before close of trading on May 26, 2006 (including an employer-sponsored retirement plan) may make additional investments at any time and in any amount.

      o There is no minimum initial investment for employer-sponsored retirement plan accounts that are serviced through platforms sponsored by firms that have executed a participant services agreement with John Hancock Funds, LLC.

      o There is no minimum initial investment for fee-based or wrap accounts of selling firms which have entered into either a fee-based or wrap agreement accepted by John Hancock Funds, LLC.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5     Make your initial investment using the table on the next page.

      Important information about opening a new account

      To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

      For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

      For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o     directly, by the payment of sales commissions, if any and

o     indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

28 YOUR ACCOUNT

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

                                                                 YOUR ACCOUNT 29

-----------------------------------------------------------------------------------------------------------------------------------
Buying shares
-----------------------------------------------------------------------------------------------------------------------------------
               Opening an account                                           Adding to an account
-----------------------------------------------------------------------------------------------------------------------------------
By check
-----------------------------------------------------------------------------------------------------------------------------------
[LOGO]         o   Make out a check for the investment amount, payable      o   Make out a check for the investment amount
                   to "John Hancock Signature Services, Inc."                   payable to "John Hancock Signature Services, Inc."

               o   Deliver the check and your completed application to      o   If your account statement has a detachable
                   your financial representative, or mail them to               investment slip, please complete in its entirety.
                   Signature Services (address below).                          If no slip is available, include a note specifying
                                                                                the fund name(s), your share class, your account
                                                                                number and the name(s) in which the account is
                                                                                registered.

                                                                            o   Deliver the check and investment slip or note to
                                                                                your financial representative, or mail them to
                                                                                Signature Services (address below).

-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[LOGO]         o   Call your financial representative or Signature          o   Call your financial representative or Signature
                   Services to request an exchange.                             Services to request an exchange.

               o   You may only exchange Class I shares for other Class     o   You may only exchange Class I shares for other
                   I shares or Money Market Fund Class A shares.                Class I shares or Money Market Fund Class A shares.

-----------------------------------------------------------------------------------------------------------------------------------
By wire
-----------------------------------------------------------------------------------------------------------------------------------
[LOGO]         o   Deliver your completed application to your financial     o   Obtain wiring instructions by calling Signature
                   representative or mail it to Signature Services.             Services at 1-888-972-8696.

               o   Obtain your account number by calling your financial     o   Insruct your bank to wire the amount of your
                   representative or Signature Services.                        investment.

               o   Obtain wiring instructions by calling Signature          Specify the fund name, the share class, the new
                   Services at 1-888-972-8696.                              account number and the name(s) in which the account is
                                                                            registered. Your bank may charge a fee to wire funds.
               Specify the fund name, the share class, the new account
               number and the name(s) in which the account is
               registered. Your bank may charge a fee to wire funds.

-----------------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------------
[LOGO]         See "By exchange" and "By wire."                             o   Verify that your bank or credit union is a member
                                                                                of the Automated Clearing House (ACH) system.

                                                                            o   Complete the "To Purchase, Exchange or Redeem
                                                                                Shares via Telephone" and "Bank Information"
                                                                                sections on your account application.

                                                                            o   Call Signature Services between 8:30 A.M. and
                                                                                5:00 P.M. Eastern Time on most business days to
                                                                                verify that these features are in place on your
                                                                                account.

                                                                            o   Call your financial representative or Signature
                                                                                Services with the fund name(s), your share class,
                                                                                your account number, the name(s) in which the
                                                                                account is registered and the amount of your
                                                                                investment.

--------------------------------------------------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

--------------------------------------------------------------------------------

30 YOUR ACCOUNT

-----------------------------------------------------------------------------------------------------------------------------------
Selling shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            To sell some or all of your shares
-----------------------------------------------------------------------------------------------------------------------------------
By letter
-----------------------------------------------------------------------------------------------------------------------------------
[LOGO]         o   Sales of any amount.                                     o   Write a letter of instruction indicating the fund
                                                                                name, your account number, your share class, the
                                                                                name(s) in which the account is registered and the
                                                                                dollar value or number of shares you wish to sell.

                                                                            o   Include all signatures and any additional
                                                                                documents that may be required (see next page).

                                                                            o   Mail the materials to Signature Services.

                                                                            o   A check or wire will be sent according to your
                                                                                letter of instruction.

                                                                            o   Certain requests will require a Medallion
                                                                                signature guarantee. Please refer to "Selling
                                                                                shares in writing" on the next page.

-----------------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------------
[LOGO]         Amounts up to $100,000:

               o   Most accounts.                                           o   Redemption proceeds of up to $100,000 may be sent
                                                                                by wire or by check. A check will be mailed to the
               Amounts up to $5 million:                                        exact name(s) and address on the account.

               o   Available to the following types of accounts:            o   To place your request with a representative at
                   custodial accounts held by banks, trust companies or         John Hancock Funds, call Signature Services
                   broker-dealers; endowments and foundations; corporate        between 8:30 A.M. and 5:00 P.M. Eastern Time on
                   accounts; group retirement plans; and pension                most business days or your financial
                   accounts (excluding IRAs, 403(b) plans and all John          representative.
                   Hancock custodial retirement accounts).
                                                                            o   Redemption proceeds exceeding $100,000 must be
                                                                                wired to your designated bank account.

                                                                            o   Redemption proceeds exceeding $100,000 and sent
                                                                                by check will require a letter of instruction with
                                                                                a Medallion signature guarantee. Please refer to
                                                                                "Selling shares in writing" on the next page.

-----------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
-----------------------------------------------------------------------------------------------------------------------------------
[LOGO]         o   Requests by letter to sell any amount.                   o   To verify that the telephone redemption privilege
                                                                                is in place on an account or to request the forms
               o   Qualified requests by phone to sell up to $5 million         to add it to an existing account call Signature
                   (accounts with telephone redemption privileges).             Services.

                                                                            o   Amounts of $5 million or more will be wired on
                                                                                the next business day.

                                                                            o   Amounts up to $100,000 may be sent by EFT or by
                                                                                check. Funds from EFT transactions are generally
                                                                                available by the second business day. Your bank
                                                                                may charge a fee for this service.

-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[LOGO]         o   Sales of any amount.                                     o   Obtain a current prospectus for the fund into
                                                                                which you are exchanging by calling your financial
                                                                                representative or Signature Services.

                                                                            o   You may only exchange Class I shares for other
                                                                                Class I shares or Money Market Fund Class A shares.

                                                                            o   Call your financial representative or Signature
                                                                                Services to request an exchange.

                                                                 YOUR ACCOUNT 31

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days;

o you are selling more than $100,000 worth of shares and are requesting payment by check;

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts);

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                         Requirements for written requests                              [LOGO]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial   o     Letter of instruction.
accounts for minors).
                                                               o     On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                               o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or   o     Letter of instruction.
association accounts.
                                                               o     Corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form.

                                                               o     On the letter and the resolution, the signature of the
                                                                     person(s) authorized to sign for the account.

                                                               o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------

Owners or trustees of retirement plan, pension trust and       o     Letter of instruction.
trust accounts.
                                                               o     On the letter, the signature(s) of the trustee(s).

                                                               o     Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                               o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a  o     Letter of instruction signed by surviving tenant.
deceased co-tenant(s).
                                                               o     Copy of death certificate.

                                                               o     Medallion signature guarantee if applicable (see above).

                                                               o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------

Executors of shareholder estates.                              o     Letter of instruction signed by executor.

                                                               o     Copy of order appointing executor, certified within the past 12 months.

                                                               o     Medallion signature guarantee if applicable (see above).

                                                               o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or   o     Call 1-888-972-8696 for instructions.
account types not listed above.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

--------------------------------------------------------------------------------

32 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A fund may change or cancel its exchange policies at any time upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 33

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of shares" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

34 YOUR ACCOUNT

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance;

o     after any changes of name or address of the registered owner(s);

o     in all other circumstances, at least quarterly.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced Fund and Sovereign Investors Fund typically pay income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (the SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

                                                                 YOUR ACCOUNT 35

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Balanced, Classic Value, Large Cap Equity, Large Cap Select, Mid Cap Equity, Mid Cap Growth, Small Cap, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Large Cap Equity, Large Cap Select, Mid Cap Equity, Mid Cap Growth, Small Cap, Small Cap Equity, Small Cap Intrinsic Value and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fee paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                            % of net assets
--------------------------------------------------------------------------------
Balanced                                                                   0.60%
--------------------------------------------------------------------------------
Classic Value                                                              0.80*
--------------------------------------------------------------------------------
Core Equity                                                                0.75
--------------------------------------------------------------------------------
Large Cap Equity                                                          0.625
--------------------------------------------------------------------------------
Large Cap Select                                                           0.64*
--------------------------------------------------------------------------------
Mid Cap Equity                                                             0.00*
--------------------------------------------------------------------------------
Mid Cap Growth                                                             0.80
--------------------------------------------------------------------------------
Small Cap                                                                  0.82*
--------------------------------------------------------------------------------
Small Cap Equity                                                           0.70
--------------------------------------------------------------------------------
Small Cap Intrinsic Value                                                  0.00*
--------------------------------------------------------------------------------
Sovereign Investors                                                        0.58
--------------------------------------------------------------------------------
U.S. Global Leaders Growth                                                 0.70*
--------------------------------------------------------------------------------

*After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders, as follows:

Semiannual report dated June 30, 2005 Balanced Fund, Classic Value Fund, Core Equity Fund, Large Cap Equity Fund, Large Cap Select Fund, Sovereign Investors Fund, U.S. Global Leaders Growth Fund

Annual report dated October 31, 2005 Mid Cap Equity Fund, Mid Cap Growth Fund, Small Cap Fund, Small Equity Cap Fund

Annual report dated December 31, 2005 Small Cap Intrinsic Value Fund

Subadvisers Independence Investments LLC ("Independence"), 53 State Street, Boston, MA 02109, subadvises Core Equity Fund and Small Cap Fund. Founded in 1982, Independence is a subsidiary of Convergent Capital Management LLC, a wholly owned subsidiary of City National Corporation and managed approximately $8 billion in assets as of March 31, 2006.

Pzena Investment Management, LLC ("PIM"), 120 West 45th Street, New York, NY 10036, subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors, and as of March 31, 2006, had total assets under management of approximately $19.75 billion.

Sovereign Asset Management LLC ("Sovereign"), 101 Huntington Avenue, Boston, MA 02199, subadvises Balanced, Large Cap Equity, Mid Cap Equity, Mid Cap Growth, Small Cap Equity, Small Cap Intrinsic Value and Sovereign Investors Funds. Sovereign was founded in 1979 and provides investment advisory services to individual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2006, had total assets under management of approximately $25 billion.

Shay Assets Management, Inc. ("SAM"), 230 West Monroe Street, Chicago, IL 60606, subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $3.7 billion in assets as of March 31, 2006, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP ("SGA"), 3 Stamford Plaza, 301 Tresser Blvd., Suite 1310, Stamford, CT 06901, subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of March 31, 2006 were approximately $2.8 billion.

36 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Antonio DeSpirito, III
--------------------------------------------------------------------------------
Principal and portfolio manager, Pzena
Investment Management, LLC (since 1996)
Joined subadviser in 1996
Began business career in 1993

Barry H. Evans, CFA
--------------------------------------------------------------------------------
Senior vice president, chief fixed income officer and chief operating officer, Sovereign Asset
Management LLC
Joined subadviser in 2005
Senior vice president, chief fixed income officer and chief operating officer, John Hancock
Advisers, LLC (1986-2005)
Began business career in 1986

John C. Forelli, CFA
--------------------------------------------------------------------------------
Principal and senior vice president,
Independence Investment LLC
Joined subadviser in 1990
Began business career in 1984

George P. Fraise
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP
(since 2003)
Executive vice president of Yeager, Wood &
Marshall, Inc. (2000-2003)
Began business career in 1987

Jeffrey N. Given, CFA
--------------------------------------------------------------------------------
Second vice president, Sovereign Asset
Management LLC
Joined subadviser in 2005
Second vice president, John Hancock
Advisers, LLC (1998-2005)
Began business career in 1993

Charles S. Glovsky, CFA
--------------------------------------------------------------------------------
Principal and senior vice president,
Independence Investment LLC
Joined subadviser in 2000
Began business career in 1979

John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena
Investment Management, LLC
Director of research, Pzena Investment
Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

--------------------------------------------------------------------------------

Roger C. Hamilton
--------------------------------------------------------------------------------
Vice president, Sovereign Asset
Management LLC
Joined subadviser in 2005
Vice president and portfolio manager, John
Hancock Advisers, LLC (2003-2005)
Analyst, John Hancock Advisers, LLC
(1994-2003)
Began business career in 1980

Timothy E. Keefe, CFA
--------------------------------------------------------------------------------
Senior vice president and chief equity officer, Sovereign Asset Management LLC
Joined subadviser in 2005
Senior vice president and chief equity officer, John Hancock Advisers, LLC (2004-2005)
Partner and portfolio manager, Thomas
Weisel Partners (2000-2004)
Began business career in 1987

Jay C. Leu, CFA
--------------------------------------------------------------------------------
Principal and senior vice president,
Independence Investment LLC
Joined subadviser in 1997
Began business career in 1987

Timothy M. Malloy
--------------------------------------------------------------------------------
Second vice president, Sovereign Asset
Management LLC
Joined subadviser in 2005
Second vice president, John Hancock
Advisers, LLC (2004-2005)
Investment analyst, Thomas Weisel
Partners (2000-2004)
Began business career in 1993

Gordon M. Marchand, CFA, CIC
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP
(since 2003)
Chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1977

John J. McCabe
--------------------------------------------------------------------------------
Senior vice president, Shay Assets
Management, Inc.
Joined subadviser in 1995
Began business career in 1965

Henry E. Mehlman, CFA
--------------------------------------------------------------------------------
Vice president, Sovereign Asset
Management LLC
Joined subadviser 2005
Vice president, John Hancock Advisers, LLC
(2002-2005)
Senior portfolio manager, The Colony Group
(2001-2002)
Began business career in 1972

Alan E. Norton, CFA
--------------------------------------------------------------------------------
Vice president, Sovereign Asset
Management LLC
Joined subadviser 2005
Vice president, John Hancock Advisers, LLC
(2002-2005)
Senior portfolio manager, The Colony Group
(2001-2002)
Began business career in 1987

Thomas P. Norton, CFA
--------------------------------------------------------------------------------
Vice president, Sovereign Asset
Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
(2002-2005)
Investment manager, Baring Asset
Management (1997-2002)
Began business career in 1986

Richard S. Pzena
--------------------------------------------------------------------------------
Founder, managing principal and chief
executive officer (since 1995) and co-chief investment officer (since 2005), Pzena
Investment Management, LLC
Began business career in 1980

Robert L. Rohn
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP
(since 2003)
Chairman and chief executive officer,
W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

John F. Snyder, III
--------------------------------------------------------------------------------
Executive vice president, Sovereign Asset
Management LLC
Joined subadviser in 1983
Executive vice president, John Hancock
Advisers, LLC (1991-2005)
Began business career in 1971

Mark F. Trautman
--------------------------------------------------------------------------------
Vice president, Shay Assets
Management, Inc.
Joined subadviser in 1995
Began business career in 1986

37 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund

Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by Deloitte & Touche LLP.

CLASS I SHARES  PERIOD ENDED                                    12-31-02 (1,2)  12-31-03   12-31-04    12-31-05
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  11.93       $  9.61    $ 11.15     $ 11.67
---------------------------------------------------------------------------------------------------------------
Net investment income(3)                                             0.21          0.23       0.25        0.19
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (2.26)         1.56       0.55        1.43
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (2.05)         1.79       0.80        1.62
---------------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------------
From net investment income                                          (0.27)        (0.25)     (0.28)      (0.23)
---------------------------------------------------------------------------------------------------------------
From net realized gain                                                 --            --         --       (0.45)
---------------------------------------------------------------------------------------------------------------
                                                                    (0.27)        (0.25)     (0.28)      (0.68)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $   9.61       $ 11.15    $ 11.67     $ 12.61
---------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                                 (17.29)(5)     18.87       7.31       14.02
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $      7       $     7    $     6     $     7
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.15(6)       0.89       0.83        0.84
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             2.59(6)       2.22       2.25        1.63
---------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 86            60         56          88

(1)   Class I shares began operations on 3-1-01.

(2)   Audited by previous auditor.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6)   Annualized.

38 FUND DETAILS

Classic Value Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED                                      12-31-02 (1)  12-31-03   12-31-04    12-31-05
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  14.11       $ 15.08    $ 20.30     $ 23.05
---------------------------------------------------------------------------------------------------------------
Net investment income(2)                                             0.03          0.27       0.27        0.26
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      0.94          5.26       2.73        1.88
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                     0.97          5.53       3.00        2.14
---------------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------------
From net investment income                                             --         (0.19)     (0.18)      (0.20)
---------------------------------------------------------------------------------------------------------------
From net realized gain                                                 --         (0.12)     (0.07)      (0.30)
---------------------------------------------------------------------------------------------------------------
                                                                       --         (0.31)     (0.25)      (0.50)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  15.08       $ 20.30    $ 23.05     $ 24.69
---------------------------------------------------------------------------------------------------------------
Total return(3,4) (%)                                                6.87(5)      36.81      14.77        9.28
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $      6       $    23    $   206     $   665
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          0.77(6)       0.76       0.86        0.89
---------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)              5.49(6)       1.12       1.01        0.98
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             1.62(6)       1.54       1.25        1.09
---------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 47            25         16          27
---------------------------------------------------------------------------------------------------------------

(1)   Class I shares began operations on 11-11-02.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, the returns for Class I for the period or years ended December 31, 2002, 2003, 2004 and 2005 would have been 6.21%, 36.45%,
14.62% and 9.19%, respectively.

                                                                 FUND DETAILS 39

Core Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED                                      12-31-02 (1)  12-31-03   12-31-04    12-31-05
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  26.15        $ 20.63   $  25.66    $ 28.07
-----------------------------------------------------------------------------------------------------------------
Net investment income(2)                                             0.06           0.12       0.26       0.16
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (5.58)          4.91       2.15       2.14
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (5.52)          5.03       2.41       2.30
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  20.63        $ 25.66   $  28.07    $ 30.37
-----------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                (21.11)(4)      24.38       9.39       8.19
-----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $      2        $     2         --(5)      --(5)
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.26(6)        1.06       0.92       0.90
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             0.33(6)        0.53       1.00       0.54
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 64(7)          70         68         54

(1)   Class I shares began operations on 3-1-02.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.

(7)   Excludes merger activity.

40 FUND DETAILS

Large Cap Equity Fund

Figures audited by Deloitte & Touche LLP

CLASS I SHARES  PERIOD ENDED                                      12-31-01 (1,2)  12-31-02 (2)  12-31-03    12-31-04    12-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 21.42         $ 19.11       $ 11.91     $ 14.87     $ 15.46
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(3)                                      (0.02)           0.07          0.08        0.15        0.06
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               (1.18)          (7.25)         2.88        0.54        2.53
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     (1.20)          (7.18)         2.96        0.69        2.59
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                              --              --            --       (0.10)         --
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                               (1.11)          (0.02)           --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     (1.11)          (0.02)           --       (0.10)         --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 19.11         $ 11.91       $ 14.87     $ 15.46     $ 18.05
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                                  (5.53)(5)      (37.55)        24.85        4.68       16.75
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $     2         $     1            --(6)       --(6)       --(6)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                           0.84(7)         0.81          0.84        0.79        0.78
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)      (0.10)(7)        0.49          0.62        0.98        0.35
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                  71             114           140          97          74

(1)   Class I shares began operations on 3-1-01.

(2)   Audited by previous auditor.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6)   Less than $500,000.

(7)   Annualized.

                                                                 FUND DETAILS 41

Large Cap Select Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED                                            12-31-03 (1)  12-31-04   12-31-05
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  16.29      $  17.83   $  18.46
----------------------------------------------------------------------------------------------------------
Net investment income(2)                                                    0.04          0.15       0.12
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                      1.59          0.84      (0.48)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                            1.63          0.99      (0.36)
----------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income                                                    --         (0.15)     (0.11)
----------------------------------------------------------------------------------------------------------
From net realized gain                                                     (0.09)        (0.21)     (0.37)
----------------------------------------------------------------------------------------------------------
                                                                           (0.09)        (0.36)     (0.48)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  17.83      $  18.46   $  17.62
----------------------------------------------------------------------------------------------------------
Total return (3,4) (%)                                                     10.00(5)       5.54      (1.98)
----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $      3      $      3   $      3
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                 0.95(6)       0.95       0.95
----------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)                     1.84(6)       1.05       1.06
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                    0.61(6)       0.83       0.67
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                        22            13         23

(1)   Class I shares began operations on 8-25-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not part of the audited financial highlights presented above:

Without the expense reductions, the returns for Class I for the period or years ended December 31, 2003, 2004 and 2005 would have been 9.69%, 5.44%, (2.09%), respectively.

42 FUND DETAILS

Mid Cap Equity Fund

Figures audited by Deloitte & Touche LLP.

CLASS I SHARES  PERIOD ENDED                                            10-31-03 (1)  10-31-04   10-31-05
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $10.00        $11.35     $11.66
------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                                     (0.01)        (0.03)     (0.04)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             1.36          0.52       2.38
------------------------------------------------------------------------------------------------------------
Total from investment operations                                            1.35          0.49       2.34
------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------
From net realized gain                                                        --         (0.18)     (0.53)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $11.35        $11.66     $13.47
------------------------------------------------------------------------------------------------------------
Total return (3,4) (%)                                                     13.50(5)       4.37      20.58
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(6)         --(6)      --(6)
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                 0.90(7)       0.90       0.90
------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)                     5.90(7)       2.12       2.67
------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                     (0.27)(7)     (0.26)     (0.35)
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                        48            46         63

(1)   Class I shares began operations on 8-4-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Less than $500,000.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, the return for the period or years ended October 21, 2003, 2004 and 2005 would have been 12.29%, 3.15% and 18.81% for Class I shares, respectively.

                                                                 FUND DETAILS 43

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED                                            10-31-02 (1)  10-31-03   10-31-04    10-31-05
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $  8.16       $  6.51    $  8.54     $  8.50
----------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                                     (0.06)        (0.06)     (0.06)      (0.06)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                     (1.59)         2.09       0.02        1.47
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           (1.65)         2.03      (0.04)       1.41
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  6.51       $  8.54    $  8.50     $  9.91
----------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                       (20.22)(4)     31.18      (0.47)      16.59
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $     3       $     3    $     3     $     3
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                 1.46(5)       1.22       1.02        1.04
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                     (1.00)(5)     (0.85)     (0.71)      (0.65)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       267(6)        183         75          71

(1)   Class I shares began operations on 3-1-02.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.

(6)   Excludes merger activity.

44 FUND DETAILS

Small Cap Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED                                                                                 10-31-05 (1,2)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                         $  11.21
---------------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                                                                          (0.05)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                                  0.44
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                 0.39
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                               $  11.60
---------------------------------------------------------------------------------------------------------------------------
Total return(4,5) (%)                                                                                            3.48(6)
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                      $     34
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                                      1.10(7)
---------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)                                                          1.18(7)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                                                          (0.53)(7)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                            145
---------------------------------------------------------------------------------------------------------------------------

(1) Effective 12-3-04, shareholders of the former Independence Small Cap Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A shares of John Hancock Small Cap Fund.

(2)   Class I shares began operations on 12-6-04.

(3)   Based on the average of the shares outstanding.

(4) Total return would have been lower had certain expenses not been reduced during the period shown.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.

--------------------------------------------------------------------------------

The following return is not audited and is not part of the unaudited financial highlights presented above:

Without the expense reductions, the return for the Class I would have been 3.41%.

                                                                 FUND DETAILS 45

Small Cap Equity Fund

Figures for the years ended 10-31-03, 10-31-04 and 10-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED                                         10-31-01 (1,2)    10-31-02(2)   10-31-03   10-31-04   10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $       20.44     $     16.61   $  11.53   $  15.86   $  17.77
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(3)                                                          --(4)        (0.09)     (0.02)     (0.03)     (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       (3.83)          (4.82)      4.35       1.94       2.89
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             (3.83)          (4.91)      4.33       1.91       2.79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                          --           (0.17)        --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $       16.61     $     11.53   $  15.86   $  17.77   $  20.56
------------------------------------------------------------------------------------------------------------------------------------
Total return(5) (%)                                                         (18.74)(6)      (29.91)     37.55      12.04      15.70
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                         --(7)  $        14   $     17   $     21   $     25
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                   0.87(8)         1.28       1.03       0.86       0.87
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                       (0.06)(8)       (0.69)     (0.12)     (0.19)     (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                          66              44         52         54         38
------------------------------------------------------------------------------------------------------------------------------------

(1)   Class I shares began operations on 8-15-01.

(2)   Audited by previous auditor.

(3)   Based on the average of the shares outstanding.

(4)   Less than $0.01 per share.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6)   Not annualized.

(7)   Less than $500,000.

(8)   Annualized.

46 FUND DETAILS

Small Cap Intrinsic Value Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED                                    12-31-05 (1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $     10.00
--------------------------------------------------------------------------------
Net investment income(2)                                               0.02
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        1.72
--------------------------------------------------------------------------------
Total from investment operations                                       1.74
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net realized gain                                                (0.85)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $     10.89
--------------------------------------------------------------------------------
Total return(3) (%)                                                   17.58(4,5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  --(6)
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                            1.15(8)
--------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)                4.59(8)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)               0.22(8)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                   97
--------------------------------------------------------------------------------

(1)   Beginning of operations from 2-28-05 through 12-31-05.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5) Total return would have been lower had certain expenses not been reduced during the period shown.

(6)   Less than $500,000.

(7) Does not take into consideration expense reductions during the period shown.

(8)   Annualized.

--------------------------------------------------------------------------------

The following return is not part of the audited financial highlights presented above: Without the expense reductions the return for the Class I would have been 14.70%.

                                                                 FUND DETAILS 47

Sovereign Investors Fund

Figures audited by Deloitte & Touche LLP.

CLASS I SHARES  PERIOD ENDED                                           12-31-03 (1)      12-31-04   12-31-05
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $     18.09     $    18.74   $  19.54
-------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                      0.01           0.26       0.27
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               0.67           0.80       0.27
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                              0.68           1.06       0.54
-------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income                                                   (0.03)         (0.26)     (0.27)
-------------------------------------------------------------------------------------------------------------
From net realized gain                                                          --             --      (1.30)
-------------------------------------------------------------------------------------------------------------
                                                                             (0.03)         (0.26)     (1.57)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $     18.74     $    19.54   $  18.51
-------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                           3.78(4)        5.73       2.76
-------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $         3     $        3   $      3
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                   0.70(5)        0.72       0.72
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                      0.92(5)        1.38       1.40
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                          47             20         30
-------------------------------------------------------------------------------------------------------------

(1)   Class I shares began operations on 12-1-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.

48 FUND DETAILS

U.S. Global Leaders Growth Fund

Figures for the years ended 12-31-03, 12-31-04 and 12-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED                               6-30-02(1,2)       12-31-02(1,3)       12-31-03   12-31-04   12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $      25.81       $       24.04       $  21.60   $  25.87   $  28.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(4)                                           0.01                0.02           0.10       0.25       0.08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (1.78)              (2.46)          4.17       2.06       0.66
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (1.77)              (2.44)          4.27       2.31       0.74
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                           --                  --             --      (0.18)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $      24.04       $       21.60       $  25.87   $  28.00   $  28.74
------------------------------------------------------------------------------------------------------------------------------------
Total return(5) (%)                                               (6.86)(6,7)        (10.15)(6,7)    19.77       8.94       2.64(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $          5       $           6       $      5   $      8   $     13
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                        0.91(8)             1.11(8)        0.90       0.90       0.85
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(9) (%)            1.17(8)             1.20(8)          --         --       0.90
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)           0.21(8)             0.22(8)        0.43       0.94       0.30
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                3                   1             15         16         28(10)
------------------------------------------------------------------------------------------------------------------------------------

(1)   Audited by previous auditor.

(2)   Class I shares began operations on 5-20-02.

(3)   Effective 12-31-02, the fiscal year changed from June 30 to December 31.

(4)   Based on the average of the shares outstanding.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Not annualized.

(8)   Annualized.

(9) Does not take into consideration expense reductions during the periods shown.

(10)  Excludes merger activity.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class I would have been (6.89%) for the year ended June 30, 2002 (10.20%) for the period ended December 31, 2002 and 2.59% for the year ended December 31, 2005.

                                                                 FUND DETAILS 49

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's Statement of Additional Information includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC  KEQPN  8/06

[JOHN HANCOCK (R) LOGO]

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

----------------------------------
Now available: electronic delivery

www.jhfunds.com/edelivery
----------------------------------